UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 S. 147th St.  Omaha, NE    68137

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

4020 S. 147th St.  Omaha, NE    68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period:   12/31/11

Item 1.  Reports to Stockholders.

altegris. TRUSTED ALTERNATIVES. INTELLIGENT INVESTING.

December 31, 2011

Altegris Managed Futures Strategy Fund

A Series of Northern Lights Fund Trust

Semi-Annual Report

Class A (MFTAX)
Class C (MFTCX)
Class I (MFTIX)

ADVISED BY
Altegris Advisors, LLC
1200 Prospect Street
Suite 550
La Jolla, CA 92037

SUB-ADVISED BY
J.P. Morgan Investment Management Inc.
270 Park Avenue
New York, NY 10017

877.772.5838

www.altegrismutualfunds.com

Altegris Managed Futures Strategy Fund

Semi-Annual Shareholder Letter

(for the period ended December 31, 2011)

FUND STRATEGY AND PERFORMANCE

Fund Strategy

The Altegris Managed Futures Strategy Fund (“the Fund”) is designed to capture returns related to trends in the futures markets by allocating a portion of its assets to a Managed Futures strategy comprised of investments in securities or other instruments whose returns are derived from managed futures strategies and programs (collectively, “managed futures securities”)1.  As a secondary objective, the Fund seeks to deliver less volatile returns than those of equity indices.  To implement the Managed Futures strategy, Altegris Advisors, the Fund’s investment adviser, utilizes asset allocation and investment manager selection skills to allocate managed futures securities investments between two primary Managed Futures sub-strategies – trend following and specialized. A proxy for the performance of the managed futures asset class category is the Altegris 40 Index.  The Altegris 40 Index tracks the asset-weighted monthly performance of the 40 largest managed futures managers who report to the Altegris database.  Trend following strategies typically represent approximately 75% of the Index performance.

The Fund may allocate up to 25% of its total assets to the Managed Futures strategy by investing in a wholly-owned subsidiary, AMFS Fund Limited, which in turn invests in underlying managed futures securities selected by Altegris Advisors with the aim of providing aggregate exposure to the selected managed futures sub-strategies and programs as if 100% of the Fund’s net assets were invested in such sub-strategies and programs.  Such exposure is achieved primarily through investments in financial futures and commodity contracts. Of the Fund’s assets allocated to the Managed Futures strategy, amounts allocated among sub-strategies may vary between 60-100% for trend following and 0-40% for specialized sub-strategies.  The other approximately 75% of Fund assets are allocated to a Fixed Income strategy.  Since June 29, 2011, the Fixed Income strategy has been managed by the Fund’s sub-adviser, J.P. Morgan Investment Management Inc.  For a summary description of the Fixed Income strategy employed during the period, please refer to the Altegris Fixed Income and Strategy Summary referenced herein.

1 The Managed Futures strategy is designed to capture returns related to trends in the commodity and financial futures markets by investing primarily in securities of limited partnerships, corporations, limited liability companies and other types of pooled investment vehicles (collectively, "Underlying Funds"), as well as swap contracts and structured notes.  Each Underlying Fund invests according to a managed futures sub-strategy in one or a combination of (i) options, (ii) futures, (iii) forwards or (iv) spot contracts, each of which may be tied to (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices.  Swap contracts and structured notes have payments linked to commodity or financial derivatives that are designed to produce returns similar to those of Underlying Funds and their respective sub-strategies. Investments by the Fund directly or indirectly in Underlying Funds or in swap contracts or structured notes are referred to in this letter as “managed futures securities.”  From inception through the period ending June 31, 2011, the Fund pursued its Managed Futures strategy by investing in various classes of managed futures securities issued by Alternative Strategies Limited, a non-affiliated Cayman company.

Fund Performance & Market Commentary

The Fund entered its second fiscal year on July 1, 2011 with a NAV per share of $9.61 for Class A shares (MFTAX) and a NAV per share of $9.63 for Class I (institutional) shares (MFTIX).  For the first half of the fiscal year, MFTAX was up 1.56% and had a December 31, 2011 NAV of $9.76, and MFTIX was up 1.66% and had a December 31, 2011 NAV of $9.79.  The Fund had no distributions during the period.  By comparison, the Altegris 40 Index was up an estimated 0.57% over the same period.

The Fund started the fiscal year off strongly, with MFTAX returning 3.23% in the third quarter of 2011.  This was largely in-line with the Altegris 40 Index, which returned 3.32% over the same period.  During Q3, managed futures securities enjoyed strong performance across the board as the growing economic concerns and eurozone debt issues that blossomed in Q2 persisted into Q3 and made for volatile but sustained trends.  Trend following strategies capitalized on falling equity markets, rallies in precious metals during July and August, and unrelenting compression on sovereign debt yields in Europe and the U.S.

However, the fourth quarter of 2011 proved difficult from an absolute return perspective, though was rewarding on a relative basis.  MFTAX returned -1.61% and MFTIX returned -1.51%, both outperforming the Altegris 40 Index, which returned -2.66%.  In early October, news out of the eurozone indicating a voluntary haircut on Greek debt and a $1 trillion commitment to backstop European debt issuance triggered sharp market reversals.  Equity and commodities rallied, developed market interest rates spiked, and the US dollar fell against nearly all currencies.  Against this backdrop, trend following managers gave back most of their profits from Q3.  The remainder of Q4 was characterized by markets that moved in tandem to the upside one day and then reversed direction the next, as a stream of conflicting economic data and news flow out of Europe led to ever-changing sentiment.  The lack of sustained price movements during November and December made for a challenging environment for managed futures strategies, particularly within the trend following sub-strategy.

From July through late September, the Fund allocated to four different managed futures securities within the trend following sub-strategy and one managed futures security within the specialized sub-strategy.  In late September, the Altegris Advisors portfolio management team decided to make a new managed futures security investment within the trend following sub-strategy in the Fund, represented by the Lynx Class2.  Lynx Asset Management (the underlying manager of the Lynx Class) operates the Lynx Trading Program, a diversified, systematic trend-following managed futures program.  Lynx’s principal investment strategy is systematic trend-following, which is applied across a broadly diversified portfolio of over 65 highly liquid financial and commodity futures markets.  Diversification is achieved by utilizing systems over multiple time frames, with holding periods varying from several hours up to a year or more in length.  Risk management is an integral part of the investment process, as the manager employs stringent risk limits on a market, sector, and portfolio level.

2 Each of the Lynx, WNTN, Altis, QIM, Abraham and Welton classes are managed futures securities issued by Alternative Strategies Limited, a non-affiliated Cayman company, in which the Fund’s wholly-owned subsidiary, AMFS Fund Limited, invests in order to pursue its Managed Futures strategy.

Altegris Advisors’ portfolio management team determined that an allocation to the Lynx Class would add value to the Fund given the underlying manager’s quality and talent while also potentially increasing the Fund’s correlation to the Altegris 40 Index.  In order to accommodate the addition of the Lynx Class, the Fund reduced its allocations to the Altis Class, Welton Class, and Abraham Class.  However, the addition of the Lynx Class did not change the sub-strategy mix, which remained at 75% trend following and 25% specialized after being adjusted in March from 85% trend following and 15% specialized.

Though not specifically taking place during this semi-annual period, the Adviser’s previous portfolio management decisions are worth noting as they impacted performance during the first half of the fiscal year.  In March 2011, Altegris Advisors’ portfolio management team increased the Fund’s specialized allocation from 15% to 25% and reduced the Fund’s trend following allocation from 85% to 75% in an effort to further diversify the Fund’s portfolio and lower Fund performance volatility in what they expected to be a potentially higher volatility environment.  To effect this change, the Adviser increased the QIM Class allocation from 15% to 25%.  At the same time, Altegris Advisors’ portfolio management team increased the Fund’s allocation to the WNTN Class from 25% to 35% as WNTN displayed favorable risk/reward characteristics relative to other trend-predominant managed futures sub-strategies and programs.

The Adviser’s decisions to increase and subsequently maintain the Fund’s two largest allocations, a 35% allocation to the WNTN Class and a 25% allocation to the QIM Class, proved extremely beneficial from July through December 2011 as these were the Fund’s top performing managed futures securities, significantly outperforming the Altegris 40 Index.  Specifically, the underlying manager of the WNTN Class drove performance during Q3 2011, capitalizing on “risk off” trends, while the underlying manager of the QIM Class led Q4 2011 performance, shining in volatile but trendless markets during November and December. Please see Figure 1 below for beginning of fiscal year and fiscal mid-year allocations.

In summary, although managed futures securities represented by the Altis Class, Welton Class, and Lynx Class underperformed the Altegris 40 Index, with the bulk of negative performance contributed by the Welton Class, the WNTN Class and QIM Class performed strongly and drove the Fund’s relative outperformance.  Altegris Advisors believes that the current allocation mix and exposure to managed futures sub-strategies and programs is best positioned to achieve the Fund’s objectives.  However, the Adviser also recognizes that due to the concentrated nature of the Fund’s investments in managed futures securities, the outperformance or underperformance of individual managed futures sub-strategies and programs managers can be quite impactful to portfolio returns.

Outlook

Markets have been highly-correlated and volatile amidst the continued “push and pull” between conflicting economic data and unrelenting news flow on the European debt crisis.  As the outcome of the eurozone debt crisis and the direction of the global economy become clearer, markets may have more persistent directional moves, which would likely benefit managed futures managers.  While past performance of any asset class is not necessarily an indicator of its future performance, managed futures as an asset class has proven its ability over time to react to such market changes due to the diversified nature and ability of managed futures managers to go both long and short.  As such, Altegris Advisors believes it to be prudent to hold a diversified portfolio containing managed futures should the economic picture become decidedly negative or positive.

Figure 1.
Managed Futures Securities Exposure*

HOLDINGS**	MANAGER & PROGRAM	SUB-STRATEGY	12/31/2010	6/30/2011	12/31/2011
			ALLOCATION***	ALLOCATION***	ALLOCATION***
WNTN CLASS	Winton Capital Management – Diversified Trading Program	Trend Following	25%	35%	35%
ALTIS CLASS	Altis Partners (Jersey) Limited – Global Futures Portfolio	Trend Following	20%	10%	7.5%
WELTON CLASS	Welton Investment Corporation – Global Directional Portfolio	Trend Following	20%	15%	12.5%
ABRAHAM CLASS	Abraham Trading Company – Diversified Program	Trend Following	20%	15%	12.5%
LYNX CLASS	Lynx Asset Management – Bermuda Trading Program	Trend Following	-	-	7.5%
QIM CLASS	Quantitative Investment Management – Global Program	Specialized	15%	25%	25%

The portfolio holdings, investment strategies, and allocations are presented to illustrate examples of the managed futures securities that the Fund has bought and the diversity of areas in which the Fund may invest, and may not be representative of the Fund’s current or future investments. Portfolio holdings are subject to change and should not be considered investment advice. The Fund also holds fixed income securities, cash, and cash equivalents which are excluded from the allocation of assets shown above.

* Fund holdings are classes of Alternative Strategies Limited.

** Managed futures exposures are subject to change at any time. The percentage of net assets excludes fixed income securities, cash and cash equivalents. The Fund invests in each of the above through a wholly-owned subsidiary with the aim of providing aggregate exposure to the holdings selected by Altegris Advisors as if 100% of the Fund’s Net Assets were invested in the selected holdings. Reference to the specific holdings should not be construed as a recommendation by the Fund or its Adviser.

*** As a percentage of Managed Futures strategy allocation, excluding cash, cash equivalents and Fixed Income strategy securities.

ALTEGRIS MANAGED FUTURES STRATEGY FUND PERFORMANCE OVERVIEW

Figure 2.
Fund Performance
August 26, 2010 – December 31, 2011

					ANNUALIZED RETURN
	Q3 2011	Q4 2011	2011	1-Year	3-Year	SINCE INCEPTION*
Class A (NAV)	3.23%	-1.61%	-6.69%	-6.69%	NA	-1.54%
Class A (max load)**	-2.75%	-7.31%	-12.07%	-12.07%	NA	-5.77%
Class C (NAV)	3.02%	-1.72%	NA	NA	NA	-7.79%
Class I (NAV)	3.22%	-1.51%	-6.49%	-6.49%	NA	-1.29%
BofA Merrill Lynch 3 Month T-Bill Index	0.02%	0.00%	0.10%	0.10%	NA	NA

* The inception date of Class A and Class I is 08/26/10; the inception date of Class C is 02/01/11. PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS. Returns for periods longer than one year are annualized.

** The maximum sales charge (load) for Class A is 5.75%. Class A Share investors may be eligible for a reduction in sales charges. See prospectus for more information. The Fund’s adviser has contractually agreed to reduce fees and absorb expenses of the Fund until at least October 31, 2012. This agreement may be terminated by the Fund’s Board of Trustees on 60 days written notice to the adviser.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. The Fund’s adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until October 31, 2012, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies or Underlying Pools in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 2.00%, 2.75% and 1.75% of average daily net assets attributable to Class A, Class C and Class I shares, respectively, subject to possible recoupment in future years. Please review the Prospectus for more detail. Results shown reflect the waiver, without which the results could have been lower. A Fund’s performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. For performance information current to the most recent month end, please call (877)772-5838.

Figure 3.
Fund Allocation
As of December 31, 2011

Reflects aggregate of margin used in futures contracts and sectors held within managed futures securities and do not include fixed income securities, cash, or cash equivalents. Sector allocations and positions held may vary depending on market conditions and may not be representative of the Fund’s current or future allocations. Portfolio positions are subject to change and should not be considered investment advice. The data is estimated and obtained from third parties including managers, clearing firms and exchanges. These sources are believed to be reliable, but their accuracy cannot in all cases be independently verified. As such, the data is subject to correction or change without notice and should not be relied upon to make an investment decision or recommendation. Chart total may not equal100% due to rounding.

Figure 4.
Fund Performance by Sector
July 1, 2011 through December 31, 2011

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. The data is estimated and obtained from third parties including managers, clearing firms and exchanges. These sources are believed to be reliable, but their accuracy cannot in all cases be independently verified. As such, the data is subject to correction or change without notice and should not be relied upon to make an investment decision or recommendation. Chart total may not equal100% due to rounding. The total annual fund operating expense ratio, gross of any fee waivers or expense reimbursements, is 3.90% for Class A, 4.67% for Class C, and 3.63% for Class I. The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. The Fund’s adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until October 31, 2012, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies or Underlying Pools in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 2.00%, 2.75% and 1.75% of average daily net assets attributable to Class A, Class C and Class I shares, respectively, subject to possible recoupment in future years. Please review the Prospectus for more detail. Results shown reflect the waiver, without which the results could have been lower. A Fund’s performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. See page 4 for Index Descriptions. For performance information current to the most recent month end, please call (877) 772-5838.

Figure 5.
Position Transparency (Top Positions by Asset Class)*
Quarter Ending December 31, 2011

Asset Class	Long/Short	% Margin Allocation
COMMODITIES
Natural Gas	Short	6.82%
LME Aluminum	Short	3.12%
EQUITIES
S&P 500 E-mini	Long	4.37%
EURX DAX Index	Short	2.74%
FIXED INCOME
LIF 3M Euribor	Long	4.33%
EURX Euro-Bund	Long	3.29%
CURRENCIES
IMM Euro FX	FX	6.01%
Japanese Yen	FX	5.42%

*  Reflects aggregate of margin used in futures contracts and sectors held within managed futures securities and do not include fixed income securities, cash, or cash equivalents. Sector allocations and positions held may vary depending on market conditions and may not be representative of the Fund’s current or future allocations. Portfolio positions are subject to change and should not be considered investment advice. The data is estimated and obtained from third parties including managers, clearing firms and exchanges. These sources are believed to be reliable, but their accuracy cannot in all cases be independently verified. As such, the data is subject to correction or change without notice and should not be relied upon to make an investment decision or recommendation. Chart total may not equal100% due to rounding.

ALTEGRIS FIXED INCOME STRATEGY SUMMARY

The Fixed Income strategy is designed to generate interest income and capital appreciation with the objective to diversify the returns under the Managed Futures strategy.  The Fixed Income strategy is not leveraged and invests in primarily investment grade fixed income securities.   The Fund defines these securities as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") or if unrated, determined to be of comparable quality.  Types of investable securities include, but are not limited to, securities issued by the US Government, marketable debt securities issues by US Government sponsored enterprises, Certificates of Deposit, Time Deposits and Bankers Acceptances of banks or trusts incorporated under the laws of the United States, Commercial Paper of any corporation incorporated under the laws of the United States with a credit rating of at least A-1 and/or P-1, and overnight repurchase obligations collateralized over 100%. The Fixed Income strategy portfolio maintains an average maturity that ranges between short-term (less than 1 year) and intermediate-term (4-7 years) and adheres to portfolio restrictions including, but not limited to, 50% of the portfolio maintaining maturities of 30 days or less, a limit on Commercial Paper of no more than 50%, a maximum investment in repurchase obligations of 10% as well as a maximum maturity of 2 years for any single issue.

0280-NLD-2/17/2012

Altegris Managed Futures Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2011

The fund's performance figures* for the six months ending December 31, 2011, compared to its benchmarks:
		Annualized
		Since Inception
	Six Months	August 26, 2010
Altegris Managed Futures Strategy Fund - Class A	1.56%	-1.54%
Altegris Managed Futures Strategy Fund - Class A with load **	-4.31%	-5.77%
Altegris Managed Futures Strategy Fund - Class I	1.66%	-1.29%
Altegris Managed Futures Strategy Fund - Class C	1.25%	-7.79% ***
Bank of America Merrill Lynch 3-Month Treasury Bill Index ****	0.02%	0.11%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  For performance information current to the most recent month-end, please call 1-877-772-5838

** Class A with load total return is calculated using the maximum sales charge of 5.75%.
*** Inception date is February 1, 2011 for Class C shares.
**** Bank of America Merrill Lynch 3-Month Treasury Bill Index: Consists of U.S. Treasury Bills maturing in 90 days.

Holdings by type of investment	% of Net Assets
Commercial Paper	28.4%
Notes & Bonds	26.7%
Discount Agency Notes	13.5%
Certificates of Deposit	7.9%
Futures	1.3%
Purchase Options	0.0%
Other, Cash & Cash Equivalents	22.2%
100.0%

Please refer to the Consolidated Portfolio of Investments and the Shareholder Letter in this semi-annual report for a detailed analysis of the Fund's holdings.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2011
Principal Amount ($)			Yield (a)	Maturity	Value
	NOTES AND BONDS - 26.7%
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 26.7% (b)
19,595,000	Federal Home Loan Banks		4.6250%	10/10/2012	$ 20,262,817
29,000,000	Federal Home Loan Banks		0.2500	7/18/2012	29,008,700
20,250,000	Federal Home Loan Banks		0.2500	7/11/2012	20,248,178
10,000,000	Federal Home Loan Banks		0.2500	6/29/2012	10,004,100
26,000,000	Federal Home Loan Banks		0.2000	11/7/2012	26,002,340
10,000,000	Federal Home Loan Banks		0.2000	9/14/2012	10,000,900
13,000,000	Federal Home Loan Banks		0.1800	8/22/2012	12,999,480
13,000,000	Federal Home Loan Banks		0.1700	4/2/2012	13,000,780
1,000,000	Federal Home Loan Banks		0.1600	4/2/2012	999,730
19,300,000	Federal Home Loan Banks		0.1500	6/7/2012	19,287,262
31,300,000	Federal Home Loan Banks		0.1400	9/7/2012	31,279,655
25,000,000	Federal Home Loan Banks		0.1400	9/25/2012	24,997,250
24,500,000	Federal Home Loan Banks		0.1250	11/2/2012	24,482,115
6,000,000	Federal Home Loan Banks		0.1250	10/25/2012	5,994,720
16,750,000	Federal National Mortgage Association		1.8750	4/20/2012	16,838,272
10,581,000	Federal National Mortgage Association		0.5000	10/30/2012	10,609,251
10,000,000	Federal National Mortgage Association		0.5000	10/30/2012	10,028,100
	TOTAL NOTES AND BONDS (Cost - $286,068,935)				286,043,650

	SHORT-TERM INVESTMENTS - 49.8%
	CERTIFICATES OF DEPOSIT - 7.9%
23,950,000	Bank of Montreal/Chicago		0.1200	1/4/2012	23,950,000
17,000,000	National Australia Funding		0.0500	1/13/2012	17,000,000
17,000,000	National Bank of Canada/NY		0.0900	1/11/2012	17,000,000
11,050,000	Norinchukin Bank		0.3000	1/13/2012	11,050,000
15,450,000	Shizuoka Bank/NY		0.0400	1/10/2012	15,450,429
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $84,450,429)				84,450,429

	COMMERCIAL PAPER - 28.4%
10,200,000	Amsterdam Funding Corp. (c)		0.2800	1/27/2012	10,197,858
5,000,000	Argento Variable Funding Co. LLC (c)		0.3100	1/3/2012	4,999,871
13,000,000	Aspen Funding Corp. (c)		0.3400	1/4/2012	12,999,509
17,000,000	Bank of Nova Scotia		0.0300	1/3/2012	16,999,957
21,800,000	Bank of Tokyo Mitsubishi-UFJ. Ltd.		0.1014	1/4/2012	21,799,758
10,000,000	Coca-Cola Co. (c)		0.0500	1/9/2012	9,999,875
29,350,000	General Electric Capital Corp.		0.0200	1/11/2012	29,349,820
21,200,000	Google, Inc. (c)		0.0500	1/13/2012	21,199,618
12,000,000	Grampian Funding Ltd. (c)		0.3000	1/6/2012	11,999,400
25,300,000	Mizuho Funding LLC (c)		0.2025	1/6/2012	25,299,146
17,200,000	Mont Blanc Capital Corp. (c)		0.3300	1/13/2012	17,197,950
13,500,000	NetJets, Inc. (c)		0.0600	1/6/2012	13,499,865
17,000,000	Pfizer, Inc. (c)		0.0300	1/5/2012	16,999,868
22,000,000	State Street Corp.		0.1000	1/6/2012	21,999,634
25,900,000	Sumitomo Trust & Banking Co. Ltd.		0.2400	1/12/2012	25,897,928
24,000,000	Tasman Funding, Inc. (c)		0.3900	1/6/2012	23,998,440
18,750,000	Toyota Motor Credit Corp.		0.0400	1/23/2012	18,749,520
	TOTAL COMMERCIAL PAPER (Cost - $303,188,017)				303,188,017

See accompanying notes to financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2011
Principal Amount ($)			Yield (a)	Maturity	Value
	DISCOUNT AGENCY NOTES - 13.5%
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.5% (b)
32,483,000	Federal Farm Credit Discount Notes		0.0100%	1/3/2012	$ 32,482,973
30,300,000	Fannie Mae Discount Notes		0.1000	5/1/2012	30,289,730
25,000,000	Fannie Mae Discount Notes		0.1200	1/17/2012	24,998,582
20,000,000	Freddie Mac Discount Notes		0.0300	1/3/2012	19,999,950
13,500,000	Freddie Mac Discount Notes		0.1800	2/13/2012	13,497,028
10,200,000	Fannie Mae Discount Notes		0.0300	1/3/2012	10,199,974
10,000,000	Freddie Mac Discount Notes		0.0100	4/9/2012	9,997,222
3,000,000	Freddie Mac Discount Notes		0.2000	5/29/2012	2,997,498
	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost - $144,462,957)				144,462,957

	TOTAL SHORT-TERM INVESTMENTS (Cost - $532,101,403)				532,101,403
No of Contracts
	PURCHASED PUT OPTIONS - 0.0%
20	NASDAQ 100 E-MINI @ 1970			12-Jan	880
3	S&P 500 FUTR @ 1060			12-Jan	638
5	S&P 500 FUTR @ 970			12-Mar	6,875
	TOTAL PURCHASED PUT OPTIONS (Cost - $24,535)				8,393

	TOTAL INVESTMENTS - 76.5% (Cost - $818,194,873)				$ 818,153,446
	OTHER ASSETS LESS LIABILITIES - 23.5%				251,463,099
	NET ASSETS - 100.0%				$ 1,069,616,545

(a)	Represents annualized yield at date of purchase for discount securities, and coupon for coupon based securities.
(b)

Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.

(c)

144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011 these securities amounted to  $194,279,328 or 18.2 % of net assets.

(d)

Represents cost for financial purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

				Unrealized Appreciation:	$ 20,060
				Unrealized Depreciation:	(61,487)
				Net Unrealized Depreciation:	$ (41,427)

SCHEDULE OF FINANCIAL FUTURES
			Notional	Notional
No. of			Value at	Value at	Unrealized
Contracts	Name	Expiration	Trade date (a)	December 31, 2011 (a)	Gain/(Loss)
	AUSTRALIAN DOLLAR DENOMINATED
75	90-DAY BANK BILL	12-Dec	$ 73,769,954	$ 73,765,129	$ (4,825)
327	90-DAY BANK BILL	12-Jun	321,824,379	321,782,882	(41,497)
(267)	90-DAY BANK BILL	12-Jun	(262,835,182)	(262,740,151)	95,031
15	90-DAY BANK BILL	13-Jun	14,715,757	14,710,148	(5,609)
(142)	90-DAY BANK BILL	12-Mar	(139,335,276)	(139,285,062)	50,214
15	90-DAY BANK BILL	13-Mar	14,739,125	14,734,650	(4,475)
85	90-DAY BANK BILL	12-Sep	83,699,734	83,695,934	(3,800)
18	90-DAY BANK BILL	13-Sep	17,638,872	17,631,964	(6,908)
378	AUST 10Y BOND	12-Mar	36,785,766	37,154,471	368,705

See accompanying notes to financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
SCHEDULE OF FINANCIAL FUTURES
December 31, 2011
			Notional	Notional
No. of			Value at	Value at	Unrealized
Contracts	Name	Expiration	Trade date (a)	December 31, 2011 (a)	Gain/(Loss)
	AUSTRALIAN DOLLAR DENOMINATED (continued)
415	AUST 3YR BOND	13-Mar	$ 41,149,960	$ 41,066,672	$ (83,288)
(51)	EUR/AUD	12-Mar	(8,617,238)	(8,298,003)	319,235
(34)	GBP/AUD	12-Mar	(6,732,415)	(6,615,190)	117,225
4	SPI 200	12-Mar	421,351	410,300	(11,051)
(21)	SPI 200	12-Mar	(2,185,951)	(2,154,073)	31,878
					820,835
	CANADIAN DOLLAR DENOMINATED
43	AUD/CAD X-RATE	12-Mar	8,678,214	8,720,415	42,201
8	BANK ACCEPT	12-Dec	1,939,930	1,937,139	(2,791)
(2)	BANK ACCEPT	12-Dec	(484,432)	(484,285)	147
27	BANK ACCEPT	12-Jun	6,540,635	6,530,574	(10,061)
(332)	BANK ACCEPT	12-Jun	(80,396,406)	(80,301,870)	94,536
(100)	BANK ACCEPT	12-Mar	(24,192,953)	(24,175,069)	17,884
4	BANK ACCEPT	13-Mar	969,720	968,472	(1,248)
8	BANK ACCEPT	12-Sep	1,938,118	1,936,356	(1,762)
(11)	BANK ACCEPT	12-Sep	(2,663,248)	(2,662,489)	759
225	CAN 10YR BOND	12-Mar	29,241,437	29,485,949	244,512
(264)	CANOLA (WCE)	12-Mar	(2,621,716)	(2,710,569)	(88,853)
(11)	CANOLA (WCE)	12-May	(113,716)	(113,565)	151
(48)	EUR/CAD	12-Mar	(7,983,367)	(7,757,172)	226,195
(2)	GBP/CAD	12-Mar	(386,542)	(386,236)	306
(56)	S&P/TSX 60	12-Mar	(7,422,391)	(7,445,099)	(22,708)
					499,268
	EURO DENOMINATED
10	2YR EUR SWAPNOTE	12-Mar	1,415,990	1,417,221	1,231
1,020	3MO EURO EURIBOR	12-Dec	327,293,489	327,481,375	187,886
97	3MO EURO EURIBOR	13-Dec	30,999,861	31,062,689	62,828
811	3MO EURO EURIBOR	12-Jun	260,096,941	260,314,103	217,162
188	3MO EURO EURIBOR	13-Jun	60,167,052	60,304,487	137,435
44	3MO EURO EURIBOR	12-Mar	14,096,967	14,103,123	6,156
(118)	3MO EURO EURIBOR	12-Mar	(37,792,203)	(37,822,013)	(29,810)
250	3MO EURO EURIBOR	13-Mar	80,065,217	80,240,741	175,524
22	3MO EURO EURIBOR	14-Mar	7,022,804	7,038,017	15,213
330	3MO EURO EURIBOR	12-Sep	105,777,669	105,971,242	193,573
150	3MO EURO EURIBOR	13-Sep	47,964,174	48,081,260	117,086
36	AMSTERDAM IDX	12-Jan	2,838,848	2,923,224	84,376
11	CAC40 10 EURO	12-Jan	447,433	451,308	3,875
(17)	CAC40 10 EURO	12-Jan	(664,316)	(697,477)	(33,161)
5	DAX INDEX	12-Mar	957,851	955,874	(1,977)
(126)	DAX INDEX	12-Mar	(23,694,717)	(24,088,019)	(393,302)
6	EURO BUXL 30Y BND	12-Mar	975,885	994,938	19,053
50	EURO STOXX 50	12-Mar	1,479,472	1,495,699	16,227
465	EURO-BOBL	12-Mar	74,440,479	75,402,108	961,629
(84)	EURO-BOBL	12-Mar	(13,558,995)	(13,621,026)	(62,031)
(7)	Euro-BTP	12-Mar	(853,637)	(831,150)	22,487
881	EURO-BUND	12-Mar	156,542,983	158,764,784	2,221,801
1,424	EURO-SCHATZ	12-Mar	203,076,668	203,648,624	571,956
(240)	EURO-SCHATZ	12-Mar	(34,268,385)	(34,322,802)	(54,417)
(1)	FTSE/MIB IDX	12-Mar	(97,597)	(97,940)	(343)
(10)	MAIZE	12-Jun	(118,042)	(127,666)	(9,624)
(9)	MAIZE	12-Mar	(108,937)	(115,045)	(6,108)
(58)	MILL WHEAT EURO	12-Mar	(662,566)	(733,884)	(71,318)
(15)	MILL WHEAT EURO	12-May	(173,952)	(187,124)	(13,172)

See accompanying notes to financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
SCHEDULE OF FINANCIAL FUTURES
December 31, 2011
			Notional	Notional
No. of			Value at	Value at	Unrealized
Contracts	Name	Expiration	Trade date (a)	December 31, 2011 (a)	Gain/(Loss)
	EURO DENOMINATED (continued)
(2)	RAPESEED EURO	12-Aug	$ (50,645)	$ (52,557)	$ (1,912)
50	RAPESEED EURO	12-Feb	1,385,402	1,420,040	34,638
6	RAPESEED EURO	12-Feb	163,600	163,892	292
					4,373,253
	HONG KONG DOLLAR DENOMINATED
(145)	HANG SENG IDX	12-Jan	(17,129,305)	(17,226,836)	(97,531)
(38)	H-SHARES IDX	12-Jan	(2,414,913)	(2,439,059)	(24,146)
(3)	MINI HSI IDX	12-Jan	(71,238)	(71,283)	(45)
					(121,722)
	JAPANESE YEN DENOMINATED
13	10YR MINI JGB	12-Mar	2,405,317	2,408,828	3,511
84	3MO EUROYEN TFX	12-Dec	27,219,152	27,204,980	(14,172)
(6)	3MO EUROYEN TFX	12-Dec	(1,943,392)	(1,943,213)	179
10	3MO EUROYEN TFX	12-Jun	3,239,777	3,239,176	(601)
(4)	3MO EUROYEN TFX	12-Jun	(1,295,670)	(1,295,670)	-
29	3MO EUROYEN TFX	12-Sep	9,396,405	9,392,667	(3,738)
(4)	3MO EUROYEN TFX	12-Sep	(1,295,589)	(1,295,540)	49
11	3MO EUROYEN TFX	13-Mar	3,563,825	3,563,630	(195)
68	3MO EUROYEN TFX	13-Mar	22,030,377	22,023,079	(7,298)
(9)	3MO EUROYEN TFX	13-Mar	(2,915,307)	(2,914,819)	488
16	AUD/JPY X-RAT	12-Mar	3,278,585	3,252,841	(25,744)
(11)	AUSTL $/Yen X-RATE	12-Mar	(2,221,271)	(2,236,328)	(15,057)
(33)	BRITISH GBP/JPY	12-Mar	(6,504,226)	(6,389,969)	114,257
(11)	CAD/JPY X-RATE	12-Mar	(2,176,674)	(2,159,381)	17,293
(18)	CHF/JPY	12-Mar	(4,926,798)	(4,798,694)	128,104
(3)	CORN (TGE)	12-Jul	(44,552)	(46,613)	(2,061)
(21)	CORN (TGE)	12-Nov	(302,463)	(311,682)	(9,219)
(9)	CORN (TGE)	12-Sep	(132,655)	(138,961)	(6,306)
1	CRUDE OIL TCOM	12-Apr	32,161	32,935	774
5	CRUDE OIL TCOM	12-Feb	170,459	166,981	(3,478)
4	CRUDE OIL TCOM	12-Jan	136,179	134,963	(1,216)
4	CRUDE OIL TCOM	12-Mar	135,099	132,518	(2,581)
(1)	CRUDE OIL TCOM	12-May	(32,766)	(32,792)	(26)
(33)	EUR/JPY	12-Mar	(5,589,097)	(5,346,249)	242,848
(107)	EURO/JPY	12-Mar	(17,598,104)	(17,334,807)	263,297
4	GASOLINE TCOM	12-Feb	157,509	162,944	5,435
13	GASOLINE TCOM	12-Apr	541,620	542,413	793
13	GASOLINE TCOM	12-Mar	530,887	533,962	3,075
9	GASOLINE TCOM	12-May	372,864	374,873	2,009
4	GOLD TCOM	12-Apr	229,879	202,002	(27,877)
9	GOLD TCOM	12-Aug	516,122	454,505	(61,617)
2	GOLD TCOM	12-Feb	113,236	101,001	(12,235)
4	GOLD TCOM	12-Jun	228,449	202,002	(26,447)
11	GOLD TCOM	12-Oct	613,405	555,506	(57,899)
154	JPN 10Y BOND(TSE)	12-Mar	284,514,107	285,153,296	639,189
5	KEROSENE TCOM	12-Feb	215,720	220,648	4,928
(2)	KEROSENE TCOM	12-Jul	(79,892)	(79,365)	527
4	KEROSENE TCOM	12-Mar	165,154	169,757	4,603
(3)	KEROSENE TCOM	12-May	(121,539)	(120,648)	891
(164)	NIKKEI 225 (OSE)	12-Mar	(18,203,536)	(18,018,463)	185,073
(32)	NIKKEI 225 (SGX)	12-Mar	(1,761,868)	(1,759,979)	1,889
(71)	NIKKEI 225 MINI	12-Mar	(778,300)	(780,068)	(1,768)
(4)	NZD/JPY	12-Mar	(624,731)	(621,350)	3,381

See accompanying notes to financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
SCHEDULE OF FINANCIAL FUTURES
December 31, 2011
			Notional	Notional
No. of			Value at	Value at	Unrealized
Contracts	Name	Expiration	Trade date (a)	December 31, 2011 (a)	Gain/(Loss)
	JAPANESE YEN DENOMINATED (continued)
(5)	PALLADIUM TCOM	12-Aug	$ (46,333)	$ (50,871)	$ (4,538)
(1)	PALLADIUM TCOM	12-Jun	(12,170)	(10,174)	1,996
(12)	PLATINUM TCOM	12-Apr	(303,979)	(269,302)	34,677
(28)	PLATINUM TCOM	12-Aug	(672,728)	(630,373)	42,355
(5)	PLATINUM TCOM	12-Feb	(142,790)	(111,526)	31,264
(17)	PLATINUM TCOM	12-Jun	(431,186)	(381,953)	49,233
(41)	PLATINUM TCOM	12-Oct	(1,003,895)	(923,580)	80,315
(23)	RUBBER TCOM	12-Apr	(424,353)	(386,523)	37,830
(6)	RUBBER TCOM	12-Feb	(139,956)	(97,712)	42,244
(8)	RUBBER TCOM	12-Jan	(187,505)	(128,722)	58,783
(4)	RUBBER TCOM	12-Jun	(70,284)	(68,496)	1,788
(20)	RUBBER TCOM	12-Mar	(380,425)	(330,516)	49,909
(7)	SILVER TCOM	12-Aug	(70,641)	(60,980)	9,661
(5)	SILVER TCOM	12-Jun	(47,458)	(43,947)	3,511
(8)	SILVER TCOM	12-Oct	(75,959)	(69,796)	6,163
(3)	SOYBEANS (TGE)	12-Apr	(17,046)	(12,794)	4,252
(16)	SOYBEANS (TGE)	12-Aug	(80,506)	(77,701)	2,805
(5)	SOYBEANS (TGE)	12-Feb	(30,661)	(21,194)	9,467
(7)	SOYBEANS (TGE)	12-Jun	(40,093)	(31,682)	8,411
(22)	SOYBEANS (TGE)	12-Oct	(107,447)	(109,642)	(2,195)
(46)	TOPIX INDX R	12-Mar	(4,397,997)	(4,354,180)	43,817
(10)	YEN DENOM NIKKEI	12-Mar	(549,831)	(546,418)	3,413
					1,858,219
	NEW ZEALAND DOLLAR DENOMINATED
26	AUD/NZD X-RAT	12-Mar	5,299,074	5,292,266	(6,808)
(7)	GBP/NZD	12-Mar	(1,376,383)	(1,357,346)	19,037
17	NEW ZEAL 3MO BILL	12-Jun	12,856,154	12,863,593	7,439
23	NEW ZEAL 3MO BILL	12-Mar	17,401,268	17,409,047	7,779
					27,447
	NORWEGIAN KRONE DENOMINATED
(9)	EUR/NOK	12-Mar	(1,462,789)	(1,463,417)	(628)

	REPUBLIC OF KOREA WON DENOMINATED
2	KOSPI2 INX	12-Mar	210,573	207,037	(3,536)
54	US DOLLAR	12-Jan	544,711	540,445	(4,266)
					(7,802)
	SINGAPORE DOLLAR DENOMINATED
(42)	MSCI SING IX ETS	12-Jan	(1,975,027)	(1,945,488)	29,539

	SOUTH AFRICAN RAND DENOMINATED
16	FTSE/JSE TOP 40	12-Mar	579,435	565,439	(13,996)
(20)	WHEAT -SAF	12-Mar	(338,227)	(340,297)	(2,070)
29	WHITE MAIZE-SAF	12-Mar	882,064	919,110	37,046
10	YELLOW MAIZE-SAF	12-Jul	239,814	242,645	2,831
30	YELLOW MAIZE-SAF	12-Mar	879,777	934,487	54,710
					78,521
	SWEDISH KRONA DENOMINATED
(2)	EUR/SEK	12-Mar	(327,428)	(325,132)	2,296
173	OMXS30 IND	12-Jan	2,391,066	2,484,275	93,209
(5)	OMXS30 IND	12-Jan	(69,023)	(71,800)	(2,777)
					92,728

See accompanying notes to financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
SCHEDULE OF FINANCIAL FUTURES
December 31, 2011
			Notional	Notional
No. of			Value at	Value at	Unrealized
Contracts	Name	Expiration	Trade date (a)	December 31, 2011 (a)	Gain/(Loss)
	SWISS FRANC DENOMINATED
28	BRITISH GBP/SWISS	12-Mar	$ 5,409,325	$ 5,419,945	$ 10,620
28	EUR/CHF	12-Mar	4,608,024	4,534,591	(73,433)
(9)	Euro CHF 3MO LIF	12-Dec	(2,399,797)	(2,400,863)	(1,066)
9	Euro CHF 3MO LIF	12-Jun	2,400,118	2,400,624	506
(9)	Euro CHF 3MO LIF	12-Jun	(2,399,904)	(2,400,624)	(720)
10	Euro CHF 3MO LIF	13-Mar	2,667,520	2,666,827	(693)
(9)	Euro CHF 3MO LIF	12-Sep	(2,400,117)	(2,401,103)	(986)
11	Euro CHF 3MO LIFFE	12-Mar	2,926,927	2,932,337	5,410
(6)	Euro CHF 3MO LIFFE	12-Mar	(1,599,003)	(1,599,456)	(453)
17	SWISS FED BND	12-Mar	2,682,518	2,702,676	20,158
53	SWISS MKT IX R	12-Mar	3,246,690	3,327,684	80,994
					40,337
	UK POUNDS DENOMINATED
294	90DAY STERLING	12-Dec	56,531,270	56,515,047	(16,223)
47	90DAY STERLING	12-Jun	9,038,293	9,031,979	(6,314)
(174)	90DAY STERLING	12-Jun	(33,425,882)	(33,437,539)	(11,657)
265	90DAY STERLING	13-Jun	50,900,546	50,935,285	34,739
143	90DAY STERLING	12-Mar	27,479,344	27,474,720	(4,624)
262	90DAY STERLING	13-Mar	50,370,219	50,368,840	(1,379)
637	90DAY STERLING	12-Sep	122,476,489	122,449,269	(27,220)
76	90DAY STERLING	13-Sep	14,605,466	14,601,949	(3,517)
(7)	90DAY STERLING	13-Sep	(1,344,955)	(1,344,916)	39
26	90DAY STERLING	13-Dec	4,992,004	4,992,878	874
(20)	90DAY STERLING	13-Dec	(3,840,112)	(3,840,675)	(563)
(20)	COCOA	12-Jul	(464,503)	(439,556)	24,947
(275)	COCOA	12-Mar	(6,472,525)	(5,898,569)	573,956
(38)	COCOA	12-May	(930,591)	(825,116)	105,475
(46)	EUR/GBP	12-Mar	(7,646,417)	(7,477,329)	169,088
(16)	EURO/GBP	12-Mar	(2,599,358)	(2,600,810)	(1,452)
116	FTSE 100 IDX	12-Mar	9,794,080	9,981,342	187,262
(95)	FTSE 100 IDX	12-Mar	(8,036,229)	(8,174,375)	(138,146)
367	LONG GILT	12-Mar	65,680,288	66,711,566	1,031,278
(28)	LONG GILT	12-Mar	(5,051,506)	(5,089,711)	(38,205)
(9)	WHEAT	12-May	(207,367)	(215,426)	(8,059)
					1,870,299
	US DOLLAR DENOMINATED
4	10YR SWAP	12-Mar	464,555	468,563	4,008
8	5YR SWAP	12-Mar	901,891	903,625	1,734
14	90DAY EURO$	12-Dec	3,476,513	3,473,575	(2,938)
(2,178)	90DAY EURO$	12-Dec	(540,237,463)	(540,389,025)	(151,562)
214	90DAY EURO$	13-Dec	53,037,450	53,047,925	10,475
(29)	90DAY EURO$	13-Dec	(7,184,975)	(7,188,738)	(3,763)
161	90DAY EURO$	12-Jun	39,962,952	39,966,238	3,286
(226)	90DAY EURO$	12-Jun	(56,070,250)	(56,101,675)	(31,425)
329	90DAY EURO$	13-Jun	81,695,063	81,620,788	(74,275)
(38)	90DAY EURO$	13-Jun	(9,423,825)	(9,427,325)	(3,500)
187	90DAY EURO$	12-Mar	46,457,863	46,448,463	(9,400)
221	90DAY EURO$	13-Mar	54,894,950	54,835,625	(59,325)
(34)	90DAY EURO$	13-Mar	(8,431,412)	(8,436,250)	(4,838)
15	90DAY EURO$	14-Mar	3,712,687	3,715,125	2,438
(254)	90DAY EURO$	12-Sep	(63,006,700)	(63,033,275)	(26,575)
349	90DAY EURO$	13-Sep	86,584,369	86,560,725	(23,644)
(45)	90DAY EURO$	13-Sep	(11,155,425)	(11,161,125)	(5,700)

See accompanying notes to financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
SCHEDULE OF FINANCIAL FUTURES
December 31, 2011
			Notional	Notional
No. of			Value at	Value at	Unrealized
Contracts	Name	Expiration	Trade date (a)	December 31, 2011 (a)	Gain/(Loss)
	US DOLLAR DENOMINATED (continued)
696	A$ CURRENCY	12-Mar	$ 69,931,334	$ 70,790,160	$ 858,826
(81)	A$ CURRENCY	12-Mar	(8,128,191)	(8,238,510)	(110,319)
(1,083)	BP CURRENCY	12-Mar	(104,916,262)	(104,915,625)	637
(77)	BRAZIL REAL	12-Mar	(4,152,170)	(4,073,300)	78,870
3	BRENT CRUDE	12-Apr	326,330	319,770	(6,560)
(1)	BRENT CRUDE	12-Apr	(106,830)	(106,590)	240
187	BRENT CRUDE	12-Feb	20,308,820	20,080,060	(228,760)
(2)	BRENT CRUDE	12-Jul	(211,430)	(211,260)	170
(3)	BRENT CRUDE	12-Jun	(315,000)	(317,910)	(2,910)
9	BRENT CRUDE	12-Mar	968,850	961,830	(7,020)
(68)	BRENT CRUDE	12-Mar	(7,410,440)	(7,267,160)	143,280
22	BRENT CRUDE	12-May	2,328,410	2,338,820	10,410
40	C$ CURRENCY	12-Mar	3,934,949	3,928,400	(6,549)
(613)	C$ CURRENCY	12-Mar	(59,738,383)	(60,202,730)	(464,347)
16	CATTLE FEEDER	12-Apr	1,195,837	1,201,400	5,563
(23)	CATTLE FEEDER	12-Jan	(1,662,487)	(1,683,025)	(20,538)
20	CATTLE FEEDER	12-Mar	1,480,000	1,488,000	8,000
(4)	CATTLE FEEDER	12-Mar	(299,825)	(297,600)	2,225
13	CHF CURRENCY	12-Mar	1,737,949	1,733,875	(4,074)
(169)	CHF CURRENCY	12-Mar	(22,713,619)	(22,540,375)	173,244
(50)	COCOA	12-Jul	(1,106,240)	(1,074,000)	32,240
(254)	COCOA	12-Mar	(5,694,830)	(5,356,860)	337,970
5	COCOA	12-May	108,480	106,550	(1,930)
(21)	COCOA	12-May	(500,280)	(447,510)	52,770
(3)	COFF ROBUSTA 10tn	12-Jul	(56,610)	(56,190)	420
(156)	COFF ROBUSTA 10tn	12-Mar	(2,881,600)	(2,823,600)	58,000
11	COFF ROBUSTA 10tn	12-May	212,360	202,950	(9,410)
(16)	COFF ROBUSTA 10tn	12-May	(305,760)	(295,200)	10,560
(12)	COFFEE 'C'	12-Jul	(1,036,181)	(1,044,900)	(8,719)
24	COFFEE 'C'	12-Mar	2,047,369	2,041,650	(5,719)
(82)	COFFEE 'C'	12-Mar	(6,995,832)	(6,975,638)	20,194
21	COFFEE 'C'	12-May	1,860,825	1,808,494	(52,331)
(12)	COFFEE 'C'	12-May	(1,044,206)	(1,033,425)	10,781
1	COPPER	12-Mar	85,550	85,900	350
(49)	COPPER	12-Mar	(4,164,250)	(4,209,100)	(44,850)
(1)	COPPER	12-May	(86,776)	(86,188)	588
46	CORN	12-Dec	1,284,650	1,348,375	63,725
125	CORN	12-Jul	3,955,150	4,132,813	177,663
115	CORN	12-Mar	3,561,769	3,717,375	155,606
(280)	CORN	12-Mar	(8,560,275)	(9,051,000)	(490,725)
24	CORN	12-May	766,350	785,700	19,350
(10)	CORN	12-May	(299,737)	(327,375)	(27,638)
62	CORN	12-Sep	1,867,975	1,901,075	33,100
7	COTTON NO.2	12-Jul	316,910	319,585	2,675
(11)	COTTON NO.2	12-Jul	(496,605)	(502,205)	(5,600)
171	COTTON NO.2	12-Mar	7,802,205	7,848,900	46,695
(63)	COTTON NO.2	12-Mar	(2,905,775)	(2,891,700)	14,075
21	COTTON NO.2	12-May	994,585	962,640	(31,945)
(18)	COTTON NO.2	12-May	(821,915)	(825,120)	(3,205)
7	DJIA INDEX	12-Mar	845,260	850,500	5,240
76	DJIA MINI e-CBOT	12-Mar	4,583,184	4,617,000	33,816
11	DOLLAR INDEX	12-Mar	881,725	885,742	4,017
(86)	DOLLAR INDEX	12-Mar	(6,939,305)	(6,924,892)	14,413

See accompanying notes to financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
SCHEDULE OF FINANCIAL FUTURES
December 31, 2011
			Notional	Notional
No. of			Value at	Value at	Unrealized
Contracts	Name	Expiration	Trade date (a)	December 31, 2011 (a)	Gain/(Loss)
	US DOLLAR DENOMINATED (continued)
6	E-MINI CRUDE OIL	12-Apr	$ 297,887	$ 297,600	$ (287)
8	E-MINI CRUDE OIL	12-Feb	400,300	395,300	(5,000)
9	E-MINI CRUDE OIL	12-Mar	437,100	445,500	8,400
(35)	E-MINI NATURAL GAS	12-Apr	(307,862)	(269,500)	38,362
(22)	E-MINI NATURAL GAS	12-Feb	(207,688)	(164,450)	43,238
(20)	E-MINI NATURAL GAS	12-Mar	(184,300)	(150,750)	33,550
(15)	EURO E-MINI	12-Mar	(1,246,550)	(1,215,750)	30,800
43	EURO FX CURR	12-Mar	6,972,243	6,970,300	(1,943)
(1,002)	EURO FX CURR	12-Mar	(165,540,887)	(162,424,200)	3,116,687
51	FCOJ-A	12-Mar	1,282,583	1,292,850	10,267
1	FED FUND 30DAY	12-Jan	416,242	416,367	125
2	GAS OIL (ICE)	12-Apr	183,925	181,350	(2,575)
5	GAS OIL (ICE)	12-Feb	468,225	459,000	(9,225)
(17)	GAS OIL (ICE)	12-Feb	(1,533,250)	(1,560,600)	(27,350)
43	GAS OIL (ICE)	12-Jan	4,062,100	3,973,200	(88,900)
27	GAS OIL (ICE)	12-Mar	2,448,850	2,462,400	13,550
(11)	GAS OIL (ICE)	12-Mar	(1,006,025)	(1,003,200)	2,825
(1)	GAS OIL (ICE)	12-May	(90,400)	(90,275)	125
(11)	GASOLINE RBOB	12-Apr	(1,262,629)	(1,278,862)	(16,233)
99	GASOLINE RBOB	12-Feb	10,980,234	11,049,469	69,235
(1)	GASOLINE RBOB	12-Feb	(110,632)	(111,611)	(979)
(5)	GASOLINE RBOB	12-Jun	(574,636)	(575,610)	(974)
33	GASOLINE RBOB	12-Mar	3,630,211	3,680,107	49,896
(64)	GASOLINE RBOB	12-Mar	(6,930,135)	(7,137,178)	(207,043)
(5)	GASOLINE RBOB	12-May	(572,758)	(580,146)	(7,388)
5	GOLD 100 OZ	12-Apr	889,660	784,700	(104,960)
(6)	GOLD 100 OZ	12-Apr	(1,040,610)	(941,640)	98,970
111	GOLD 100 OZ	12-Feb	18,880,113	17,391,480	(1,488,633)
(81)	GOLD 100 OZ	12-Feb	(12,638,913)	(12,691,080)	(52,167)
5	GOLD 100 OZ	12-Jun	897,450	785,800	(111,650)
2	HEATING OIL	12-Apr	253,163	242,474	(10,689)
(50)	HEATING OIL	12-Apr	(5,980,771)	(6,061,860)	(81,089)
10	HEATING OIL	12-Feb	1,236,517	1,223,964	(12,553)
(74)	HEATING OIL	12-Feb	(9,051,735)	(9,057,334)	(5,599)
7	HEATING OIL	12-Jun	841,449	836,695	(4,754)
41	HEATING OIL	12-Mar	4,943,262	5,003,960	60,698
(13)	HEATING OIL	12-Mar	(1,595,260)	(1,586,621)	8,639
7	HEATING OIL	12-May	864,910	841,810	(23,100)
(7)	HEATING OIL	12-May	(837,765)	(841,810)	(4,045)
922	JPN YEN CURR	12-Mar	148,783,085	149,940,250	1,157,165
1	JPN YEN E-MIN	12-Mar	80,519	81,313	794
35	LEAN HOGS	12-Apr	1,297,260	1,227,800	(69,460)
(51)	LEAN HOGS	12-Apr	(1,809,700)	(1,789,080)	20,620
83	LEAN HOGS	12-Feb	2,897,856	2,798,760	(99,096)
(17)	LEAN HOGS	12-Feb	(574,120)	(573,240)	880
4	LEAN HOGS	12-Jun	157,520	152,800	(4,720)
(78)	LEAN HOGS	12-Jun	(2,992,510)	(2,979,600)	12,910
(204)	LIVE CATTLE R	12-Apr	(10,094,220)	(10,236,720)	(142,500)
264	LIVE CATTLE R	12-Feb	12,950,952	12,825,120	(125,832)
(67)	LIVE CATTLE R	12-Feb	(3,245,120)	(3,254,860)	(9,740)
(16)	LIVE CATTLE R	12-Jun	(781,810)	(797,280)	(15,470)
(28)	LME ALUMINUM	21-Nov	(1,477,625)	(1,461,950)	15,675
11	LME COPPER	12-Dec	2,018,556	2,095,500	76,944

See accompanying notes to financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
SCHEDULE OF FINANCIAL FUTURES
December 31, 2011
			Notional	Notional
No. of			Value at	Value at	Unrealized
Contracts	Name	Expiration	Trade date (a)	December 31, 2011 (a)	Gain/(Loss)
	US DOLLAR DENOMINATED (continued)
(4)	LME COPPER	12-Feb	$ (740,850)	$ (759,950)	$ (19,100)
(10)	LME COPPER	12-Jan	(1,877,080)	(1,898,750)	(21,670)
(42)	LME COPPER	12-Jun	(7,837,636)	(7,990,500)	(152,864)
6	LME COPPER	12-Mar	1,128,915	1,140,150	11,235
(34)	LME COPPER	12-Mar	(6,466,717)	(6,460,850)	5,867
18	LME COPPER	13-Mar	3,433,426	3,426,300	(7,126)
(1)	LME COPPER	12-May	(184,612)	(190,175)	(5,563)
3	LME LEAD	12-Feb	157,550	151,856	(5,694)
4	LME LEAD	12-Mar	210,400	203,325	(7,075)
(35)	LME LEAD	12-Mar	(1,809,537)	(1,779,094)	30,443
(3)	LME LEAD	12-May	(151,832)	(153,338)	(1,506)
(5)	LME NICKEL	12-Feb	(544,410)	(561,030)	(16,620)
(13)	LME NICKEL	12-Jan	(1,446,920)	(1,461,018)	(14,098)
(31)	LME NICKEL	12-Jun	(3,443,604)	(3,484,710)	(41,106)
8	LME NICKEL	12-Mar	893,589	898,320	4,731
(63)	LME NICKEL	12-Mar	(6,580,890)	(7,074,270)	(493,380)
(4)	LME NICKEL	12-May	(437,448)	(449,424)	(11,976)
(4)	LME PRI ALUM	12-Apr	(199,825)	(202,675)	(2,850)
(30)	LME PRI ALUM	12-Dec	(1,660,775)	(1,571,438)	89,337
(60)	LME PRI ALUM	12-Feb	(3,164,221)	(3,010,500)	153,721
(17)	LME PRI ALUM	12-Jan	(933,014)	(848,725)	84,289
(8)	LME PRI ALUM	12-Jun	(410,075)	(410,700)	(625)
(108)	LME PRI ALUM	12-Jun	(5,503,975)	(5,522,175)	(18,200)
(250)	LME PRI ALUM	12-Mar	(12,715,242)	(12,615,625)	99,617
63	LME PRI ALUM	13-Mar	3,345,757	3,334,669	(11,088)
(16)	LME PRI ALUM	12-May	(811,612)	(813,900)	(2,288)
(79)	LME PRI ALUM	12-Sep	(4,297,881)	(4,091,706)	206,175
(1)	LME TIN	12-Apr	(94,350)	(96,030)	(1,680)
(8)	LME TIN	12-Feb	(839,705)	(766,880)	72,825
(6)	LME TIN	12-Jan	(637,125)	(574,740)	62,385
(11)	LME TIN	12-Mar	(1,099,727)	(1,055,725)	44,002
(4)	LME ZINC	12-Apr	(184,758)	(184,950)	(192)
(2)	LME ZINC	12-Feb	(92,650)	(91,800)	850
(7)	LME ZINC	12-Jan	(337,026)	(320,381)	16,645
(30)	LME ZINC	12-Jun	(1,417,500)	(1,397,063)	20,437
34	LME ZINC	12-Mar	1,685,824	1,567,188	(118,636)
(68)	LME ZINC	12-Mar	(3,308,961)	(3,134,375)	174,586
(5)	LME ZINC	12-May	(233,181)	(232,000)	1,181
(7)	LME ZINC	12-Nov	(355,919)	(331,450)	24,469
(12)	LUMBER	12-Jan	(306,075)	(326,172)	(20,097)
(54)	LUMBER	12-Mar	(1,481,809)	(1,550,934)	(69,125)
(506)	MEXICAN PESO	12-Mar	(18,293,296)	(18,051,550)	241,746
3	MILK	12-Apr	102,680	104,160	1,480
77	MILK	12-Feb	2,608,106	2,684,220	76,114
73	MILK	12-Jan	2,530,866	2,519,960	(10,906)
75	MILK	12-Mar	2,556,696	2,619,000	62,304
(71)	MSCI TAIWAN INDEX	12-Jan	(1,789,775)	(1,799,850)	(10,075)
249	NASDAQ 100 E-MINI	12-Mar	11,380,036	11,327,010	(53,026)
(216)	NASDAQ 100 E-MINI	12-Mar	(9,799,808)	(9,825,840)	(26,032)
(107)	NATURAL GAS	12-Apr	(3,766,590)	(3,294,530)	472,060
(7)	NATURAL GAS	12-Aug	(284,090)	(229,320)	54,770
26	NATURAL GAS	12-Feb	808,750	777,140	(31,610)
(286)	NATURAL GAS	12-Feb	(9,399,089)	(8,548,540)	850,549

See accompanying notes to financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
SCHEDULE OF FINANCIAL FUTURES
December 31, 2011
			Notional	Notional
No. of			Value at	Value at	Unrealized
Contracts	Name	Expiration	Trade date (a)	December 31, 2011 (a)	Gain/(Loss)
	US DOLLAR DENOMINATED (continued)
(7)	NATURAL GAS	12-Jul	$ (301,500)	$ (227,010)	$ 74,490
(17)	NATURAL GAS	12-Jun	(644,660)	(540,940)	103,720
(181)	NATURAL GAS	12-Mar	(6,180,490)	(5,458,960)	721,530
(72)	NATURAL GAS	12-May	(2,502,890)	(2,254,320)	248,570
(36)	NATURAL GAS	12-Oct	(1,287,920)	(1,195,920)	92,000
(8)	NATURAL GAS	12-Sep	(311,360)	(262,640)	48,720
25	NEW ZEALAND $	12-Mar	1,923,005	1,941,750	18,745
(66)	NEW ZEALAND $	12-Mar	(5,008,670)	(5,126,220)	(117,550)
(8)	NIKKEI 225 (CME)	12-Mar	(340,600)	(336,600)	4,000
(53)	OAT	12-Mar	(821,372)	(820,175)	1,197
(13)	PALLADIUM	12-Mar	(834,958)	(852,995)	(18,037)
(120)	PLATINUM	12-Apr	(8,597,991)	(8,429,400)	168,591
17	PLATINUM	12-Apr	1,181,581	1,194,165	12,584
(4)	POLISH ZLOTY	12-Mar	(590,450)	(576,560)	13,890
(10)	RED WHEAT MGE	12-Jul	(398,837)	(406,750)	(7,913)
1	RED WHEAT MGE	12-Mar	43,500	42,475	(1,025)
(13)	RED WHEAT MGE	12-Mar	(534,587)	(552,175)	(17,588)
(6)	RED WHEAT MGE	12-May	(242,887)	(247,575)	(4,688)
(31)	ROUGH RICE (CBOT)	12-Mar	(887,326)	(921,630)	(34,304)
48	Russell 2000 Mini	12-Mar	3,536,020	3,546,240	10,220
(37)	Russell 2000 Mini	12-Mar	(2,734,010)	(2,733,560)	450
(24)	RUSSIAN RUBLE	12-Mar	(1,863,642)	(1,845,600)	18,042
9	S&P 500	12-Mar	2,808,425	2,818,350	9,925
18	S&P MID 400 EMINI	12-Mar	1,553,330	1,579,140	25,810
(14)	S&P MID 400 EMINI	12-Mar	(1,227,611)	(1,228,220)	(609)
535	S&P500 EMINI	12-Mar	33,155,502	33,504,375	348,873
(77)	SA RAND CURR(CME)	12-Mar	(4,592,013)	(4,711,438)	(119,425)
(148)	SGX S&P CNX NIFTY	12-Jan	(1,408,087)	(1,369,296)	38,791
(1)	SILVER	12-Jul	(156,000)	(139,985)	16,015
36	SILVER	12-Mar	5,465,939	5,024,700	(441,239)
(24)	SILVER	12-Mar	(3,625,392)	(3,349,800)	275,592
(3)	SILVER	12-May	(497,250)	(419,400)	77,850
3	SOYBEAN	13-Jan	181,800	181,950	150
7	SOYBEAN	12-Jul	413,962	429,450	15,488
66	SOYBEAN	12-Mar	3,949,830	3,985,575	35,745
(300)	SOYBEAN	12-Mar	(17,411,663)	(18,116,250)	(704,587)
24	SOYBEAN	12-May	1,405,975	1,461,000	55,025
(60)	SOYBEAN	12-May	(3,469,325)	(3,652,500)	(183,175)
14	SOYBEAN	12-Nov	835,800	842,975	7,175
(5)	SOYBEAN MEAL	12-Jul	(154,180)	(159,500)	(5,320)
50	SOYBEAN MEAL	12-Mar	1,558,829	1,565,500	6,671
(149)	SOYBEAN MEAL	12-Mar	(4,473,764)	(4,665,190)	(191,426)
(88)	SOYBEAN MEAL	12-May	(2,633,980)	(2,779,040)	(145,060)
(6)	SOYBEAN OIL	12-Jul	(184,050)	(190,980)	(6,930)
12	SOYBEAN OIL	12-Mar	364,420	377,424	13,004
(181)	SOYBEAN OIL	12-Mar	(5,562,647)	(5,692,812)	(130,165)
12	SOYBEAN OIL	12-May	367,902	380,016	12,114
(48)	SOYBEAN OIL	12-May	(1,454,676)	(1,520,064)	(65,388)
21	SUGAR #11 (WORLD)	12-Jul	526,736	530,611	3,875
(26)	SUGAR #11 (WORLD)	12-Jul	(668,494)	(656,947)	11,547
31	SUGAR #11 (WORLD)	12-Mar	825,552	808,976	(16,576)
(182)	SUGAR #11 (WORLD)	12-Mar	(4,775,971)	(4,749,472)	26,499
(141)	SUGAR #11 (WORLD)	12-May	(3,850,482)	(3,624,264)	226,218

See accompanying notes to financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
SCHEDULE OF FINANCIAL FUTURES
December 31, 2011
			Notional	Notional
No. of			Value at	Value at	Unrealized
Contracts	Name	Expiration	Trade date (a)	December 31, 2011 (a)	Gain/(Loss)
	US DOLLAR DENOMINATED (continued)
1,522	US 10YR NOTE	12-Mar	$ 198,057,985	$ 199,572,250	$ 1,514,265
(1,239)	US 10YR NOTE	12-Mar	(161,294,804)	(162,463,875)	(1,169,071)
1,218	US 2YR NOTE (CBT)	12-Mar	268,522,795	268,626,095	103,300
(615)	US 2YR NOTE (CBT)	12-Mar	(135,588,031)	(135,636,329)	(48,298)
1,230	US 5YR NOTE (CBT)	12-Mar	151,147,594	151,607,110	459,516
(923)	US 5YR NOTE (CBT)	12-Mar	(113,439,655)	(113,766,961)	(327,306)
405	US LONG BOND(CBT)	12-Mar	58,243,316	58,649,062	405,746
(326)	US LONG BOND(CBT)	12-Mar	(46,463,593)	(47,208,875)	(745,282)
25	US ULTRA BOND(CBT	12-Mar	3,942,070	4,004,687	62,617
(52)	US ULTRA BOND(CBT	12-Mar	(8,146,718)	(8,329,750)	(183,032)
(12)	WHEAT (CBT)	12-Dec	(405,500)	(432,000)	(26,500)
(124)	WHEAT (CBT)	12-Jul	(4,008,300)	(4,254,750)	(246,450)
48	WHEAT (CBT)	12-Mar	1,518,839	1,566,600	47,761
(99)	WHEAT (CBT)	12-Mar	(3,321,513)	(3,231,113)	90,400
(61)	WHEAT (CBT)	12-May	(2,002,050)	(2,047,313)	(45,263)
(11)	WHEAT (CBT)	12-Sep	(371,463)	(385,963)	(14,500)
(36)	WHEAT (KCB)	12-Jul	(1,262,825)	(1,317,600)	(54,775)
29	WHEAT (KCB)	12-Mar	1,008,900	1,039,650	30,750
(58)	WHEAT (KCB)	12-Mar	(2,039,750)	(2,079,300)	(39,550)
(33)	WHEAT (KCB)	12-May	(1,153,137)	(1,196,250)	(43,113)
(5)	WHITE SUGAR (LIF)	12-Aug	(151,880)	(146,150)	5,730
(18)	WHITE SUGAR (LIF)	12-Mar	(548,110)	(541,800)	6,310
(17)	WHITE SUGAR (LIF)	12-May	(531,505)	(502,860)	28,645
11	WTI CRUDE	12-Apr	1,115,210	1,091,310	(23,900)
(24)	WTI CRUDE	12-Apr	(2,391,280)	(2,381,040)	10,240
4	WTI CRUDE	12-Apr	395,360	396,600	1,240
186	WTI CRUDE	12-Feb	18,411,157	18,382,380	(28,777)
(38)	WTI CRUDE	12-Feb	(3,762,390)	(3,755,540)	6,850
1	WTI CRUDE	12-Jul	100,130	99,380	(750)
28	WTI CRUDE	12-Jul	2,766,210	2,785,440	19,230
6	WTI CRUDE	12-Mar	609,300	594,000	(15,300)
(172)	WTI CRUDE	12-Mar	(16,891,970)	(17,028,000)	(136,030)
10	WTI CRUDE	12-May	1,000,710	994,100	(6,610)
(2)	WTI CRUDE	12-May	(199,950)	(198,820)	1,130
168	WTI CRUDE	12-Sep	16,409,540	16,610,160	200,620
					4,663,525

	TOTAL FUTURES		$ 1,685,826,571	$ 1,700,050,390	$ 14,223,819

(a)

This Schedule of Financial Futures provides the detail of futures contracts the fund held as of the date of the financial statements, December 31, 2011. The amounts shown in column 4 ("Notional Value at Trade Date") and column 5 ("Notional Value at December 31, 2011") of this Schedule are the underlying reference amounts to stock exchange indices, equities and foreign currencies upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. Finally, the notional values as set forth within this Schedule of Financial Futures do not purport to represent economic value at risk to the Fund. The Fund is fully at risk for its investment in the commodity pools outlined elsewhere in this report, which, as noted above totals approximately $210,805,590.

See accompanying notes to financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2011

	Summary of Long/Short notional values and respective number of contracts

		Long Exposure	Long Exposure	Short Exposure	Short Exposure
		Notional Amounts	No. of Contracts	Notional Amounts	Short Exposure

	Futures	$ 4,425,838,093	22,278	$ (2,725,787,703)	(20,107)

No of Contracts				Maturity	Market Value

	WRITTEN PUT OPTIONS - 0.0%
(20)	NASDAQ 100 E-MINI @ 2080			12-Jan	$ (2,400)
(3)	S&P 500 FUTR @ 1120			12-Jan	(1,538)
(5)	S&P 500 FUTR @ 1070			12-Mar	(15,500)
	TOTAL WRITTEN PUT OPTIONS (Proceeds - $50,285)				$ (19,438)

See accompanying notes to financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2011

ASSETS
Investment securities:
At cost	$ 818,194,873
At value	$ 818,153,446
Cash	40,376,959
Segregated cash at broker	209,950,568
Foreign currency, at value (cost $10,486,654)	10,404,667
Unrealized appreciation on forward foreign currency exchange contracts	585,038
Receivable for Fund shares sold	4,647,029
Receivable for securities sold	3,890,123
Interest receivable	362,617
Prepaid expenses and other assets	160,272
TOTAL ASSETS	1,088,530,719

LIABILITIES
Investment advisory fees payable	1,335,151
Incentive fees payable	3,461,100
Fees payable to other affiliates	2,042,792
Unrealized depreciation on forward foreign currency exchange contracts	655,141
Payable for securities purchased	6,507,381
Payable for futures variation margin	1,387,787
Payable for Fund shares redeemed	3,200,152
Options written, at value (proceeds $50,285)	19,437
Distribution (12b-1) fees payable	137,156
Accrued expenses and other liabilities	168,077
TOTAL LIABILITIES	18,914,174
NET ASSETS	$ 1,069,616,545

Composition of Net Assets:
Paid in capital	$ 1,102,199,659
Accumulated net investment loss	(26,046,788)
Accumulated net realized loss from security transactions	(20,597,475)
Net unrealized appreciation of investments and foreign currency	14,061,149
NET ASSETS	$ 1,069,616,545

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 591,572,672
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	60,580,931
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share (a)(b)	$ 9.76
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%) (c)	$ 10.36

Class I Shares:
Net Assets	$ 454,418,719
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	46,399,917
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (b)	$ 9.79

Class C Shares:
Net Assets	$ 23,625,154
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	2,433,850
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (b)	$ 9.71

(a)	For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within eighteen months of purchase.

(b) Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
(c) On investments of $25,000 or more, the offering price is reduced.

See accompanying notes to financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2011

INVESTMENT INCOME
Interest	$ 490,733

EXPENSES
Advisor fees	7,223,621
Management fees	3,624,418
Incentive fees	8,236,713
Distribution (12b-1) fees:
Class A	606,990
Class C	89,937
Administrative services fees	513,747
Non 12b-1 shareholder servicing fees	193,735
Interest expenses	162,423
Transfer agent fees	139,354
Professional fees	73,227
Accounting services fees	52,234
Trustees fees and expenses	47,946
Registration fees	25,638
Custodian fees	20,704
Printing and postage expenses	15,083
Compliance officer fees	14,365
Insurance expense	7,448
Organization expenses	3,271
Other expenses	48,028
TOTAL EXPENSES	21,098,882

Plus: Expense reimbursement recapture	113,372
NET EXPENSES	21,212,254

NET INVESTMENT LOSS	(20,721,521)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain/(loss) from:
Options contracts purchased	(67,499)
Foreign currency transactions	(614,555)
Futures contracts	21,008,307
Options contracts written	135,765
Forward foreign currency exchange contracts	(4,217,826)
Net Realized Gain/(Loss)	16,244,192

Net change in unrealized appreciation (depreciation) on:
Security transactions	(41,864)
Options contracts purchased	(4,679)
Foreign currency translations	(130,842)
Futures contracts	14,579,466
Options contracts written	8,863
Forward foreign currency exchange contracts	(303,727)
Net Change in Appreciation/(Depreciation)	14,107,217

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	30,351,409

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 9,629,888

See accompanying notes to financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2011	Period Ended
	(Unaudited)	June 30, 2011 (a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$ (20,721,521)	$ (10,058,554)
Net realized gain (loss) on investments and foreign currency	16,244,192	(36,710,832)
Net change in unrealized appreciation (depreciation)
on investments and foreign currency	14,107,217	(46,068)
Net increase (decrease) in net assets resulting from operations	9,629,888	(46,815,454)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	-	(139,795)
Class I	-	(549,497)
From net realized gains
Class A	-	(1,611)
Class I	-	(5,754)
Total distributions to shareholders	-	(696,657)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	324,714,308	412,072,594
Class I	179,677,033	457,103,607
Class C	13,260,577	11,782,909
Net asset value of shares issued in reinvestment of distributions:
Class A	-	114,465
Class I	-	330,611
Redemption fee proceeds:
Class A	11,818	5,892
Class I	20,186	15,588
Class C	359	50
Payments for shares redeemed:
Class A	(105,810,495)	(23,190,555)
Class I	(118,946,014)	(42,795,887)
Class C	(639,381)	(228,897)
Net increase from shares of beneficial interest transactions	292,288,391	815,210,377

NET INCREASE IN NET ASSETS	301,918,279	767,698,266

NET ASSETS
Beginning of Period	767,698,266	-
End of Period *	$ 1,069,616,545	$ 767,698,266
*Includes accumulated net investment loss of:	$ (26,046,788)	$ (5,325,267)

SHARE ACTIVITY
Class A:
Shares Sold	33,040,168	40,577,842
Shares Reinvested	-	10,964
Shares Redeemed	(10,751,629)	(2,296,414)
Net increase in shares of beneficial interest outstanding	22,288,539	38,292,392

Class I:
Shares Sold	18,186,890	44,550,201
Shares Reinvested	-	31,668
Shares Redeemed	(12,128,853)	(4,239,989)
Net increase in shares of beneficial interest outstanding	6,058,037	40,341,880

Class C:
Shares Sold	1,352,471	1,170,059
Shares Redeemed	(65,431)	(23,249)
Net increase in shares of beneficial interest outstanding	1,287,040	1,146,810

(a)	The Altegris Managed Futures Strategy Fund, Class A and Class I commenced operations on August 26, 2010. Class C shares commenced operations on February 1, 2011.

See accompanying notes to financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the
	December 31, 2011		Period Ended
	(Unaudited)		June 30, 2011 (1)
Net asset value, beginning of period	$ 9.61		$ 10.00

Income (loss) from investment operations:
Net investment loss (2)	(0.21)		(0.31)
Net realized and unrealized gain (loss) on investments	0.36		(0.05)
Total from investment operations	0.15		(0.36)

Less distributions from:
Net investment income	-		(0.03)
Net realized gains	-		(0.00)	(3)
Total distributions	-		(0.03)

Redemption fees collected (3)	0.00		0.00

Net asset value, end of period	$ 9.76		$ 9.61

Total return (4,5)	1.56%		(3.58)%

Net assets, at end of period (000s)	$ 591,573		$ 368,155

Ratios including the expenses and income of AMFS:
Ratio of gross expenses to average net assets (6,7)	4.45%		3.90%
Ratio of net expenses to average net assets (7)	4.47%	(8)	3.86%
Ratio of net investment loss to average net assets (7)	(4.34)%		(3.67)%

Ratio excluding the expenses and income of AMFS:
Ratio of gross expenses to average net assets (6,7)	1.91%		2.04%
Ratio of net expenses to average net assets (7)	1.93%	(8)	2.00%
Ratio of net investment loss to average net assets (7)	(1.80)%		(1.82)%

Portfolio Turnover Rate (5)	240%		333%

(1) The Fund's Class A shares commenced operations on August 26, 2010
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.
(5) Not annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(7) Annualized for periods less than one full year.
(8)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited) (Continued)
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the
	December 31, 2011		Period Ended
	(Unaudited)		June 30, 2011 (1)
Net asset value, beginning of period	$ 9.63		$ 10.00

Income (loss) from investment operations:
Net investment loss (2)	(0.20)		(0.29)
Net realized and unrealized gain (loss) on investments	0.36		(0.04)
Total from investment operations	0.16		(0.33)

Less distributions from:
Net investment income	-		(0.04)
Net realized gains	-		(0.00)	(3)
Total distributions	-		(0.04)

Redemption fees collected (3)	0.00		0.00

Net asset value, end of period	$ 9.79		$ 9.63

Total return (4,5)	1.66%		(3.34)%

Net assets, at end of period (000s)	$ 454,419		$ 388,542

Ratios including the expenses and income of AMFS:
Ratio of gross expenses to average net assets (6,7)	4.20%		3.63%
Ratio of net expenses to average net assets (7)	4.22%	(8)	3.60%
Ratio of net investment loss to average net assets (7)	(4.10)%		(3.37)%

Ratio excluding the expenses and income of AMFS:
Ratio of gross expenses to average net assets (6,7)	1.66%		1.78%
Ratio of net expenses to average net assets (7)	1.68%	(8)	1.75%
Ratio of net investment loss to average net assets (7)	(1.56)%		(1.53)%

Portfolio Turnover Rate (e)	240%		333%

(1) The Fund's Class I shares commenced operations on August 26, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.
(5) Not annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(7) Annualized for periods less than one full year.
(8)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited) (Continued)
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Each Period

	Class C
	For the
	Six Months Ended		For the
	December 31, 2011		Period Ended
	(Unaudited)		June 30, 2011 (1)
Net asset value, beginning of period	$ 9.59		$ 10.53

Income (loss) from investment operations:
Net investment loss (2)	(0.25)		(0.18)
Net realized and unrealized gain (loss) on investments	0.37		(0.76)
Total from investment operations	0.12		(0.94)

Redemption fees collected (3)	0.00		0.00

Net asset value, end of period	$ 9.71		$ 9.59

Total return (4,5)	1.25%		(8.93)%

Net assets, at end of period (000s)	$ 23,625		$ 11,002

Ratios including the expenses and income of AMFS:
Ratio of gross expenses to average net assets (6,7)	5.20%		4.67%
Ratio of net expenses to average net assets (7)	5.22%	(8)	4.61%
Ratio of net investment loss to average net assets (7)	(5.08)%		(4.48)%

Ratio excluding the expenses and income of AMFS:
Ratio of gross expenses to average net assets (6,7)	2.66%		2.80%
Ratio of net expenses to average net assets (7)	2.68%	(8)	2.75%
Ratio of net investment loss to average net assets (7)	(2.54)%		(2.64)%

Portfolio Turnover Rate (e)	240%		333%

(1) The Fund's Class C shares commenced operations on February 1, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.
(5) Not annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(7) Annualized for periods less than one full year.
(8)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

Altegris Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

December 31, 2011

1.

ORGANIZATION

The Altegris Managed Futures Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund commenced operations on August 26, 2010. The Fund’s primary investment objective is to achieve positive absolute returns in rising and falling equity markets. The Fund’s secondary investment objective is to achieve its primary investment objective with less volatility than major equity market indices.

The consolidated financial statements of the Fund include AMFS Fund Limited (“AMFS”), a wholly-owned and controlled subsidiary of which the Fund may invest up to 25% of its total assets. AMFS invests in the global derivatives markets through the use of a separate controlled foreign corporation (“CFC”), Alternative Strategies Limited Fund (“ASL”). ASL, a wholly–owned subsidiary, is a closed-ended fund incorporated as an exempted company under the Companies Law of the Cayman Islands on July 7, 2010 and is a disregarded entity for US tax purpose. ASL,  uses one or more proprietary global macro trading programs (“global macro programs”), which are often labeled "managed futures" programs in one or more private investment vehicles or commodity pools (“unaffiliated trading companies”) advised by one or more commodity trading advisors (“CTAs”) registered with the U.S. Commodity Futures Trading Commission. Global macro programs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options, forward contracts, and other derivative instruments.

A summary of the Fund’s investment in AMFS is as follows:

	Inception Date of AMFS	AMFS Net Assets at December 31, 2011	% Of Total Net Assets at December 31, 2011
AMFS	09/11/10	$ 210,805,590	19.7%

The Fund offers Class A, Class C and Class I shares. Class C and Class I shares are offered at net asset value.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Purchases greater than $1 million are subject to a 1% contingent deferred sales charge (“CDSC”) on redemptions made within 18 months of purchase.  All classes are subject to a 1% redemption fee on redemptions made with 30 days of the original purchase.  Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES AND CONSOLIDATION OF SUBSIDIARY

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the six months ended. Actual results could differ from those estimates.

Altegris Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2011

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Options and Futures shall be valued at the close price at 4pm eastern time on the valuation date. Forward foreign exchange contract are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (“Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Altegris Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2011

Assets	Level 1	Level 2	Level 3	Total
Investments
Notes and Bonds	$ -	$ 286,043,650	$ -	$ 286,043,650
Certificates of Deposit	-	84,450,429	-	84,450,429
Commercial Paper	-	303,188,017	-	303,188,017
Discount Agency Notes	-	144,462,957	-	144,462,957
Purchase options	8,393	-	-	8,393
Total Investments	$ 8,393	$ 818,145,053	$ -	$ 818,153,446
Derivative
Futures *	$ 27,170,419	$ -	$ -	$ 27,170,419
Forward currency exchange contracts	-	585,038	-	585,038
Derivative Total	27,170,419	585,038	-	27,755,457
Total	$ 27,178,812	$ 818,730,091	$ -	$ 845,908,903

Liabilities
Derivatives
Written options	$ (19,438)	$ -	$ -	$ (19,438)
Futures *	(12,946,600)	-	-	(12,946,600)
Forward currency exchange contracts	-	(655,141)	-	(655,141)
Derivative Total	$ (12,966,038)	$ (655,141)	$ -	$ (13,621,179)

*Cumulative appreciation (depreciation) of futures contracts is reported in the above table. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Fund did not hold any Level 3 securities during the six months ended.

There were no significant transfers into or out of Level 1 and Level 2 during the current six months presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Translations - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid at least annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax year 2011 or expected to be taken in the Fund’s 2012 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Altegris Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2011

For tax purposes, AMFS is an exempted Cayman investment company. AMFS has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, AMFS is a CFC and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, AMFS net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended December 31, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, Options, Futures and Foreign Exchange Contracts amounted to $0 and $0, respectively. For the six months ended December 31, 2011, cost of purchases and proceeds from sales of U.S. Government securities, other than short-term investments, amounted to $477,832,867 and $201,597,000, respectively.

During the normal course of business, the Company purchases and sells various financial instruments, which may result in market, credit and liquidity risks, the amount of which is not apparent from the financial statements.

Market risk Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund's assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the schedule of investments.

Counterparty risk Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk exists in that the majority of the Fund’s cash is held at the Broker. The Fund could be unable to recover assets held at the Prime Broker, including assets directly traceable to the Fund, with Newedge Group, (the “Prime Broker”) the event of the Broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Liquidity risk Liquidity risk is the risk that the Fund will encounter difficulty in raising funds to meet commitments.  Liquidity risk may result in an inability to sell investments quickly at close to fair value. The Fund’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid.  As a result the Fund may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Fund does not anticipate any material losses as a result of liquidity risk.

Altegris Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2011

Currency risk The Fund invests in financial instruments and enters into transactions that are denominated in currencies other than its functional currency. Consequently, the Fund is exposed to risks that the exchange rate of its currency relative to other foreign currencies may change in a manner that has an adverse effect on the fair value or future cash flows of that portion of the Fund’s assets or liabilities denominated in currencies other than the USD. The Fund’s currency risk is managed on an ongoing basis by the various CTAs in accordance with policies and procedures in place and may consider hedging significant foreign currency exposure should the need arises.

Futures and forwards - Futures and forward contracts are commitments either to purchase or sell a designated financial instrument, currency, commodity or an index at a specified future date for a specified price and may be settled in cash or another financial asset. Futures are standardized exchange-traded contracts whereas forwards are individually traded over- the-counter contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. Futures contracts have little credit risk because the counterparties are futures exchanges. Forward contracts result in credit exposure to the counterparty.

Futures and forward contracts both result in exposure to market risk based on changes in market prices relative to contracted amounts. Market risks arise due to the possible movement in foreign currency exchange rates, indices, and securities’ values underlying these instruments. In addition, because of the low margin deposits normally required in relation to notional contract sizes, a high degree of leverage may be typical of a futures or forward trading account. As a result, a relatively small price movement in an underlying of a futures or forward contract may result in substantial losses to the Fund. While forward contracts are generally subject to liquidity risk, futures trading may also be illiquid. Certain futures exchanges do not permit trading in particular futures contracts at prices that represent a fluctuation in price during a single day’s trading beyond certain set limits. If prices fluctuate during a single day’s trading beyond those limits, the Fund could be prevented from promptly liquidating unfavourable positions and thus could be subject to substantial losses.

As of December 31, 2011 the following Forward Currency Exchange contracts were open:

Forward Currency Contracts
Purchase Contracts	Currency	Expiration Dates	Local Currency Amount Purchased	Cost (US $)	Fair Value	Unrealized Appreciation /(depreciation)
AUSTRALIAN DOLLAR	AUD	1/4-3/21/12	2,400,000	2,439,890	2,428,651	(11,239)
CHINA YUAN RENMINBI	CNY	1/31/2012	20,312,000	3,200,000	3,208,735	8,735
CZECH KORUNA	CZK	3/21/2012	7,663,300	390,532	388,509	(2,023)
EURO	EUR	1/3-3/21/12	5,600,000	7,318,751	7,263,194	(55,557)
HUNGARY FORINT	HUF	3/21/2012	154,167,000	663,655	628,955	(34,700)
INDIAN RUPEE	INR	3/21/2012	210,200,000	3,934,856	3,898,585	(36,271)
INDONESIAN RUPIAH	IDR	3/21/2012	40,448,300,000	4,396,554	4,423,254	26,700
NEW ZEALAND DOLLAR	NZD	1/4-3/21/12	392,742	301,561	304,076	2,515
NORWEGIAN KRONE	NOK	1/3-3/21/12	52,718,234	8,996,308	8,797,826	(198,482)
POLISH ZLOTY	PLN	3/21/2012	1,822,800	540,457	524,949	(15,508)
RUSSIAN ROUBLE	RUB	1/31/2012	9,487,500	300,000	293,881	(6,119)
SINGAPORE DOLLAR	SGD	3/21/2012	5,400,000	4,138,883	4,165,044	26,161
SOUTH AFRICAN RAND	ZAR	3/22/2012	2,486,500	300,000	304,662	4,662
SWEDISH KRONA	SEK	1/3-3/21/12	46,608,588	6,843,835	6,744,667	(99,168)
TAIWAN DOLLAR	TWD	1/31-3/21/12	130,824,000	4,326,889	4,328,033	1,144
TURKISH LIRA	TRY	1/3-3/21/12	958,190	500,000	500,830	830

				$ 48,592,171	$ 48,203,851	$ (388,320)

Altegris Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2011

Sales Contracts	Currency	Expiration Dates	Local Currency Amount Sold	Cost (US $)	Fair Value	Unrealized Appreciation /(depreciation)
AUSTRALIAN DOLLAR	AUD	1/4-3/21/12	(300,000)	(301,560)	(304,343)	(2,783)
CHINA YUAN RENMINBI	CNY	1/31/2012	(632,300)	(100,000)	(99,886)	114
CZECH KORUNA	CZK	3/21/2012	(115,427,454)	(5,888,847)	(5,851,867)	36,980
EURO	EUR	1/3-3/21/12	(11,800,000)	(15,657,590)	(15,305,213)	352,377
INDIAN RUPEE	INR	3/21/2012	(210,200,000)	(3,828,989)	(3,898,585)	(69,596)
INDONESIAN RUPIAH	IDR	3/21/2012	(40,448,300,000)	(4,341,810)	(4,423,254)	(81,444)
NEW ZEALAND DOLLAR	NZD	1/4-3/21/12	(3,152,290)	(2,439,890)	(2,436,907)	2,983
NORWEGIAN KRONE	NOK	1/3-3/21/12	(9,738,390)	(1,631,203)	(1,626,027)	5,176
RUSSIAN ROUBLE	RUB	1/31/2012	(83,217,000)	(2,600,000)	(2,577,697)	22,303
SINGAPORE DOLLAR	SGD	3/21/2012	(5,400,000)	(4,161,786)	(4,165,044)	(3,258)
SOUTH AFRICAN RAND	ZAR	3/22/2012	(22,433,790)	(2,700,000)	(2,738,993)	(38,993)
SWEDISH KRONA	SEK	1/3-3/21/12	(10,830,752)	(1,575,898)	(1,568,998)	6,900
TAIWAN DOLLAR	TWD	1/3-3/21/12	(233,675,000)	(7,729,687)	(7,728,454)	1,233
TURKISH LIRA	TRY	1/3-3/21/12	(11,196,880)	(5,900,000)	(5,813,775)	86,225

				$ (58,857,260)	$ (58,539,043)	$ 318,217

Total unrealized loss on forward foreign currency contracts						$ (70,103)

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The number of option contracts written and the premiums received by the Fund for the six months ended December 31, 2011, were as follows:

	Number of	Premiums
Written Put Options	Contracts	Received
Options outstanding, beginning of period	24	$ 29,235
Options purchased/written	113	160,815
Options closed	-	-
Options exercised	-	-
Options expired	(109)	(139,765)
Options outstanding, end of period	28	$ 50,285

Altegris Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2011

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of December 31, 2011:

Location on the Statement of Assets and Liabilities
Derivates Investment Type	Asset Derivatives	Liability Derivatives
Equity/Currency/Commodity	Receivable for futures variation margin	Options written at Value
Interest rate contracts
Currency	Unrealized appreciation on forward currency exchange contracts	Unrealized depreciation on forward currency exchange contracts

Altegris Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2011

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of December 31, 2011:

Asset Derivatives Investment Value
	Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interest Rate contracts	Total Value at December 31, 2011
Futures *	$ 1,269,477	$ 7,354,029	$ 8,426,527	$ 10,120,386	$ 27,170,419
Purchased Options	8,393	-	-	-	8,393
Forward Contracts	-	585,038	-	-	585,038
	$ 1,277,870	$ 7,939,067	$ 8,426,527	$ 10,120,386	$ 27,763,850

Liability Derivatives Investment Value
	Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interest Rate contracts	Total Value at December 31, 2011
Futures *	$ (834,229)	$ (951,595)	$ (7,838,696)	$ (3,322,080)	$ (12,946,600)
Written Options	(19,438)	-	-	-	(19,438)
Forward Contracts	-	(655,141)	-	-	(655,141)
	$ (853,667)	$ (1,606,736)	$ (7,838,696)	$ (3,322,080)	$ (13,621,179)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Portfolio of Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the six months  ended December 31, 2011:

Derivative Investment Type

Location of Gain (Loss) on Derivatives

Equity/Currency/Commodity/

Net realized gain (loss) from futures contracts

    Interest rate contracts

Net realized gain (loss) from forward foreign currency exchange contracts

Net realized gain (loss) from option contracts purchased

Net realized gain (loss) from option contracts written

Appreciation (depreciation) on futures contracts

Appreciation (depreciation) on forward foreign currency exchange contracts

Appreciation (depreciation) on options contracts purchased

Appreciation (depreciation) on options contracts written

Altegris Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2011

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the six months ended December 31, 2011:

Realized gain/(loss) on derivatives recognized in the statement of operations
Derivative Investment type	Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interest Rate contracts	Total Value at June 30, 2011
Futures	$ (17,349,418)	$ (12,732,483)	$ (13,598,251)	$ 64,688,459	$ 21,008,307
Purchased Options	(67,499)	-	-	-	(67,499)
Written options	135,765				135,765
Forward Contracts	-	(4,217,826)	-	-	(4,217,826)
	$ (17,281,152)	$ (16,950,309)	$ (13,598,251)	$ 64,688,459	$ 16,858,747

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the statement of Operations
	Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interest Rate contracts	Total Value at June 30, 2011
Futures	$ 30,143	$ 4,465,567	$ 3,082,396	$ 7,001,360	$ 14,579,466
Purchased Options	(4,679)	-	-	-	(4,679)
Written options	8,863				8,863
Forward Contracts	-	(303,727)	-	-	(303,727)
	$ 34,327	$ 4,161,840	$ 3,082,396	$ 7,001,360	$ 14,279,923

The derivative instruments outstanding as of December 31, 2011 as disclosed in the Notes to the Financial Statements and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Funds.

4. INVESTMENT ADVISORY AGREEMENT, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

The business activities of the Fund, are overseen by the Board which is responsible for the overall management of the Fund. Altegris Advisors, L.L.C., serves as the Fund’s investment advisor (the “Advisor”). The Fund’s advisor delegates managements of the Fund’s Fixed Income strategy portfolio to J.P. Morgan Investment Management, Inc., who serves as the Sub-Advisor (the “Sub-Advisor”). The Fund employs Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an advisory agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets and is computed at the following annual rates: 1.50% on the first $1 billion, 1.40% on net assets greater than $1 billion and less than or equal to $1.5 billion, 1.30% on net assets greater than $1.5 billion and less than or equal to $2 billion, 1.20% on net assets greater than $2 billion and less than or equal to $2.5 billion,  1.10% on net assets greater than $2.5 billion and less than or equal to $3 billion and 1.00% on net assets greater than $3 billion. Pursuant to a sub-advisory agreement between the Advisor and Sub-Advisor, the Sub-Advisor is entitled to receive, on a monthly basis, an annual sub-advisory fee on the fixed income portion of the Fund’s average daily net assets. The Sub-Advisor is paid by the Advisor not the Fund.

The Fund's Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least December 31, 2011, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, Acquired Fund Fees and Expenses (ASL) or extraordinary expenses such as litigation) will not exceed 2.00%, 2.75% and 1.75% of the daily average net assets attributable to each of the Class A, Class C and Class I shares, respectively. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. As of December 31, 2011, the Advisor has recaptured all prior period waivers in the amount of $113,372.

Altegris Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2011

During the six months ended December 31, 2011, ASL engaged Winton Capital Management (Winton), Altis Partners Limited (Altis), Welton Investment Corporation (Welton), Abraham Trading Company (Abraham), Quantitative Investment Management (QIM) and Lynx Asset Management AB (Lynx); each a CTA, to provide advisory services.

Pursuant to the terms of the Advisory Agreement with ASL, Winton, Altis, Welton, Abraham, QIM and Lynx are entitled to receive a management fee in arrears on a quarterly basis in respect of certain advisory and controlling services to each of the respective CTA portfolios. As compensation for its services and the related expenses borne by each CTA, the Fund agrees to pay a management fees and incentive fees, respective to each. Per Agreements for services rendered during the six months ended December 31, 2011, the CTA’s, as a whole received, $3,624,418 in management fees and $8,236,713 in incentive fees of which $1,955,118 in management fees and $3,461,100 in incentive fees were payable at end of the period.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to Class A and Class C shares, respectively. The fee is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. During the six months ended December 31, 2011, pursuant to the Plan, Class A and Class C shares paid $606,990 and $89,937, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C and Class I shares. The Distributor is an affiliate of GFS. During the six months ended December 31, 2011, the Distributor received $173,114 in underwriting commissions for sales of Class A shares, of which $29,432 was retained by the principal underwriter or other affiliated broker-dealers.

Effective July 1, 2011, with the approval of the Board, each Fund pays its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, each Fund paid its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Each Fund pays the chairperson of the Audit committee and the Lead Independent Trustee a pro rata share of an additional $2,000 per quarter.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

The administration of ASL is performed by Maples Fund Services (Cayman) Limited (the “Administrator”). Pursuant to the terms of the Administration Agreement with ASL, the Administrator receives a recurring fee accrued on a twice a week basis as a percentage of the net asset value of ASL prior to subscriptions issued, and before any management fees accrued. Such fee is paid quarterly in arrears. The fee is subject to a monthly minimum charge of $28,750 per month for the first 6 months, $33,125 per month for the next 6 months and $37,500 per month thereafter. Additional fees may be incurred due to out of pocket expenses or additional services rendered.

The Fund is part of a series of Altegris Funds or (“Family”) comprised of the Fund, Altegris Macro Strategy Fund and Altegris Futures Evolution Strategy Fund. The Family share the minimum annual fees based on a percentage of the average net assets of each fund. Pursuant to separate servicing agreements with GFS, the funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Family. GFS provides a Principal Executive Officer and a Principal Financial Officer to each Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC  (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Altegris Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2011

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For the provision of these services, GemCom receives customary fees from the Fund.

5.   REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs.  For the six months ended December 31, 2011, Class A, Class C and Class I assessed redemption fees in the amounts of $11,818, $359 and $20,186, respectively.

6.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following period was as follows:

Fiscal Year Ended
June 30, 2011
Ordinary Income	$ -
Long-Term Capital Gain	-
Return of Capital	696,657

As of June 30, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Post	Unrealized	Other	Total
Ordinary	Long-Term	Loss	October	Appreciation/	Book/Tax	Accumulated
Income	Gains	Carry Forwards	Losses	(Depreciation)	Differences	Earnings/(Deficits)
$ -	$ -	$ -	$ -	$ 65,435	$ (42,278,437)	$ (42,213,002)

Permanent book and tax differences, primarily attributable to non-deductible expenses, net operating losses, return of capital, and adjustments for the CFC and short-term capital gains, resulted in reclassification for the period ended June 30, 2011 as follows: a decrease in paid in capital of $5,299,109; a decrease in accumulated net investment losses of $5,422,579; and an increase in accumulated net realized loss from security transactions of $123,470.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending June 30, 2012. Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all of a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be included in the June 30, 2012 annual report.

7.  NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

Altegris Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2011

8.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Altegris Managed Futures Strategy Fund

EXPENSE EXAMPLES (Unaudited)

December 31, 2011

As a shareholder of the Altegris Managed Futures Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Altegris Managed Futures Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period beginning July 1, 2011 and ending December 31, 2011.

Table 1.  Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading  “Expenses Paid During Period”.

Table 2.  Hypothetical Example for Comparison Purposes

Table 2 below provides information about hypothetical account values and hypothetical expenses based on the Altegris Managed Futures Strategy Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Table 1. Annualized	Beginning	Ending	Expenses Paid
Actual Expense	Account Value	Account Value	During Period *
Expenses Ratio	7/1/2011	12/31/2011	7/1/2011 – 12/31/11
Class A 4.47%	$1,000.00	$1,015.60	$22.65
Class I 4.22%	$1,000.00	$1,016.60	$21.39
Class C 5.22%	$1,000.00	$1,012.50	$26.41
Table 2.
	Beginning	Ending	Expenses Paid
Hypothetical	Account Value	Account Value	During Period *
(5% return before expenses)	7/1/2011	12/31/2011	7/1/2011 – 12/31/11
Class A 4.45%	$1,000.00	$1,002.66	$22.50
Class I 4.20%	$1,000.00	$1,003.92	$21.26
Class C 5.20%	$1,000.00	$ 998.89	$26.23

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

Altegris Managed Futures Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited)

December 31, 2011

Approval of Advisory Agreement –Altegris Managed Futures Strategy Fund

In connection with a regular meeting held on June 17, 2010, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Altegris Advisors, LLC (“Altegris” or the “Advisor”) and the Trust, on behalf of Altegris Managed Futures Strategy Fund (“Altegris Managed” or the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Advisor; (b) arrangements in respect of the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Advisor regarding the Fund’s investment strategies.  The Trustees discussed the extent of the Advisor’s research capabilities and the experience of its Fund management personnel.  The Trustees concluded that the Advisor has the ability to provide a level of service consistent with the Board’s expectations.

 Performance.  Because the Fund has not yet commenced operations, the Trustees could not consider the investment performance of the Fund.  However, the Board, including the Independent Trustees, considered the Advisor’s performance data of trading advisors that the Advisor believes are representative of the underlying investments in which the Advisor will invest.  The Board concluded that the Advisor’s has potential to deliver favorable performance.

Fees and Expenses.  The Board noted that the Advisor would charge a 1.50% annual advisory fee based on the average net assets of the Fund.  The Trustees concluded that the Fund’s advisory fee, as well as its overall expense ratio, was acceptable in light of the quality of the services the Fund expected to receive from the Advisor and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of Fund for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration.

 Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Advisor in connection with the operation of the Fund, based on the materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by the Advisor from other activities related to the Fund. The Trustees concluded that because of the Fund’s expense limitation agreement and its expected asset levels, they were satisfied that the Advisor’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion.  Having requested and received such information from the Advisor as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of each Trust and the shareholders of the Fund.

Approval of Advisory Agreement –Altegris Managed Futures Strategy Fund

In connection with a meeting held on November 3, 2010, the Board of the Trust, including a majority of the Independent Trustees, deliberated whether to approve the New Management Agreement between the Trust and Altegris. In determining to approve the New Management Agreement, the Trustees considered written materials provided by Altegris and the Trust’s administrator (the “Report”) that had been provided to the Board prior to the meeting.  The following summarizes the Trustees’ review process and the information on which their conclusions were based:

The Trustees noted that they had last reviewed information related to Altegris and the Fund in the context of approving the Initial Management Agreement at a meeting on June 17, 2010.

 Nature, Extent and Quality of Services.  The Trustees noted that the day-to-day operations of the Fund had not changed since the Initial Management Agreement was approved and were not anticipated to change.  The Board considered that, under the terms of the New Management Agreement, Altegris, subject to the supervision of the Board, would continue to provide the Fund with investment advice and supervision and would continuously furnish an investment program for the Fund consistent with the investment objectives and policies of the Fund.

Performance.  As to the Fund’s performance, the Board noted that, as a newly organized fund, the Fund had not yet developed an investment track record that would afford a meaningful basis of comparison with the funds in its peer group or other performance benchmarks.  The Trustees did review information included in the Report regarding the investment performance of various pooled investment vehicles pursuing similar investment strategies as the Fund and that are managed by affiliates of Altegris.  Based on this review, the Trustees concluded that they were satisfied with the Fund’s performance.

Fees and Expenses.  The Board noted that Altegris' fees for managing the Fund had not changed since the Initial Management Agreement was approved.  The Board noted that Altegris' fees are somewhat above the average for a peer group of managed futures funds.  The Board also noted that, after giving effect to the expense limitation agreement by and between Altegris and the Fund, the Fund’s net expense ratio was in line with those of its peer groups of funds.  The Trustees noted that Altegris also receives the benefit of 12b-1 fees. The Board noted that Altegris pays expenses incurred by it in connection with acting as investment advisor, including expenses related to all employees, office space, and facilities.  In addition, the Board considered that Altegris pays all advertising, promotion, and other expenses incurred in connection with the distribution of the Fund’s shares to the extent such expenses are not permitted to be paid by the Fund under any distribution expense plan or any other permissible arrangement that may be adopted in the future.  Finally, the Trustees noted that Altegris had adopted a compliance program to monitor and review investment decisions and to prevent and detect violations of a Fund’s investment policies and limitations, as well as federal securities laws.  The Trustees concluded that, overall, they were satisfied with the nature, extent, and quality of the services provided to the Fund under the Initial Management Agreement and did not expect them to change under the New Management Agreement.

Profitability.  As to the costs of the services to be provided and the profits to be realized by Altegris, the Trustees reviewed Altegris' analysis of its profitability and its financial condition as of September 30, 2010 and noted that Altegris had agreed to cap the Fund’s expenses and had paid significant amounts to the Fund since its inception to maintain that expense cap for the benefit of shareholders.  Based on their review, the Trustees concluded that they were satisfied that Altegris' level of profitability from its relationship with the Fund would not be excessive.

Economies of Scale. The Trustees noted that the New Management Agreement, as is the case with the Initial Management Agreement, would not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for Altegris to share its economies of scale with the Fund and its shareholders if the Fund experiences a substantial growth in assets.  However, the Trustees recognized that the Fund had not yet reached asset levels where Altegris could realize significant economies of scale and thus a discussion regarding economies of scale was not relevant at that time.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

Conclusion. As a result of their considerations, the Board of Trustees, including all of the Independent Trustees, determined that the proposed New Management Agreement is in the best interests of the Fund and its shareholders.  Accordingly, the Board of Trustees, by separate vote of the Independent Trustees and the entire Board of Trustees, unanimously approved the New Management Agreement and voted to recommend it to shareholders for approval.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Page 2

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

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open an account or deposit money

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direct us to buy securities or direct us to sell your securities

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seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-772-5838 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-772-5838.

INVESTMENT ADVISOR

Altegris Advisors, L.L.C

1200 Prospect Street, Suite 550

La Jolla, CA 92037

SUB-ADVISOR

J.P. Morgan Investment Management, Inc.

270 Park Avenue

New York, NY 10017

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/09/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/09/2012

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/09/2012